Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	PVR
Entity Registrant Name	PENN VIRGINIA RESOURCE PARTNERS L P
Entity Central Index Key	0001144945

Consolidated Statements Of Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Natural gas midstream	$ 965,211	$ 702,164	$ 504,789
Coal royalties	162,915	130,349	120,435
Other	31,849	31,623	31,480
Total revenues	1,159,975	864,136	656,704
Expenses
Cost of gas purchased	817,937	577,813	406,583
Operating	57,611	44,243	38,788
General and administrative	41,480	44,595	33,662
Impairments			1,511
Depreciation, depletion and amortization	89,376	75,900	70,235
Total expenses	1,006,404	742,551	550,779
Operating income	153,571	121,585	105,925
Other income (expense)
Interest expense	(44,287)	(35,591)	(24,653)
Derivatives	(13,442)	(22,493)	(19,714)
Other	501	686	1,353
Net income	96,343	64,187	62,911
Net loss (income) attributable to noncontrolling interests, pre-merger (Note 1)	664	(27,043)	(25,032)
Net income attributable to Penn Virginia Resource Partners, L.P.	$ 97,007	$ 37,144	$ 37,879
Basic net income per limited partner unit	1.45	0.97	0.99
Diluted net income per limited partner unit	1.45	0.97	0.99
Weighted average number of units outstanding, basic and diluted	66,342	38,293	38,293

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 8,640	$ 15,964
Accounts receivable, net of allowance for doubtful accounts	101,340	97,787
Other current assets	5,640	5,900
Total current assets	115,620	119,651
Property, plant and equipment	1,689,256	1,295,227
Accumulated depreciation, depletion and amortization	(406,959)	(324,181)
Net property, plant and equipment	1,282,297	971,046
Equity investments	81,162	84,327
Intangible assets, net	70,665	76,950
Other long-term assets	44,248	52,231
Total assets	1,593,992	1,304,205
Current liabilities
Accounts payable and accrued liabilities	124,082	103,845
Deferred income	3,416	4,360
Derivative liabilities	12,042	19,516
Total current liabilities	139,540	127,721
Deferred income	10,492	7,874
Other liabilities	21,256	20,853
Derivative liabilities		5,107
Senior notes	300,000	300,000
Revolving credit facility	541,000	408,000
Commitments and contingencies (Note 15)
Partners' capital
Common units (79,032,669 at December 31, 2011 and 38,293,005 at December 31, 2010)	580,961	213,646
Accumulated other comprehensive income	743	159
Total partners' capital	581,704	213,805
Non-controlling interests, pre-merger (Note 1)		220,845
Partners' capital, including portion attributable to non-controlling interests, pre-merger, total	581,704	434,650
Total liabilities and partners' capital	$ 1,593,992	$ 1,304,205

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Common units outstanding	79,032,669	38,293,005

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 96,343	$ 64,187	$ 62,911
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	89,376	75,900	70,235
Impairments			1,511
Commodity derivative contracts:
Total derivative losses	13,442	23,583	22,700
Cash receipts (payments) to settle derivatives	(25,688)	(10,075)	3,000
Non-cash interest expense	5,779	5,278	4,391
Non-cash unit-based compensation	3,845	6,172	1,769
Equity earnings, net of distributions received	8,460	3,274	(2,537)
Other	(985)	(875)	(1,003)
Changes in operating assets and liabilities
Accounts receivable	(3,536)	(15,462)	(8,387)
Accounts payable and accrued liabilities	6,011	20,600	4,614
Deferred income	(694)	2,913	(1,671)
Other assets and liabilities	(2,023)	2,955	681
Net cash provided by operating activities	190,330	178,450	158,214
Cash flows from investing activities
Acquisitions	(146,003)	(24,876)	(29,580)
Additions to property, plant and equipment	(230,599)	(99,240)	(51,097)
Other	2,375	1,329	1,147
Net cash used in investing activities	(374,227)	(122,787)	(79,530)
Cash flows from financing activities
Distributions to partners	(135,296)	(122,024)	(120,450)
Net proceeds from issuance of partners' capital	189,164
Proceeds from issuance of senior notes		300,000
Proceeds from borrowings	345,500	158,000	132,000
Repayments of borrowings	(212,500)	(370,100)	(80,000)
Purchase of PVR limited partner units		(1,092)
Cash paid for debt issuance costs	(3,675)	(19,177)	(9,258)
Cash paid for merger	(6,620)	(4,620)
Net cash provided by (used in) financing activities	176,573	(59,013)	(77,708)
Net increase (decrease) in cash and cash equivalents	(7,324)	(3,350)	976
Cash and cash equivalents - beginning of period	15,964	19,314	18,338
Cash and cash equivalents - end of period	8,640	15,964	19,314
Supplemental disclosure:
Cash paid for interest	48,780	31,833	25,271
Noncash investing activities:
Other liabilities related to acquisitions	2,434	2,765
Contribution of license agreement to joint venture	$ 4,795

Consolidated Statement Of Partners' Capital And Comprehensive Income (USD $) In Thousands	Total	Common Units		Accumulated Other Comprehensive Income	Noncontrolling Interests Of PVR		Comprehensive Income
Balance at Dec. 31, 2008	$ 538,523	$ 271,754	[1]	$ (2,212)	$ 268,981	[2]
Balance, shares at Dec. 31, 2008		38,293
Unit-based compensation	1,769				1,769	[2]
Distributions paid	(120,450)	(59,393)	[1]		(61,057)	[2]
Net income (loss)	62,911	37,879	[1]		25,032	[2]	62,911
Other comprehensive income	2,850			1,668	1,182	[2]	2,850
Balance at Dec. 31, 2009	485,603	250,240	[1]	(544)	235,907	[2]	65,761
Balance, shares at Dec. 31, 2009		38,293
Unit-based compensation	6,172				6,172	[2]
Loss on issuance of subsidiary units		(1,508)	[1]		1,508	[2]
Purchase of subsidiary units	(1,092)	(11,665)	[1]		10,573	[2]
Distributions paid	(122,024)	(60,565)	[1]		(61,459)	[2]
Net income (loss)	64,187	37,144	[1]		27,043	[2]	64,187
Other comprehensive income	1,804			703	1,101	[2]	1,804
Balance at Dec. 31, 2010	434,650	213,646	[1]	159	220,845	[2]	65,991
Balance, shares at Dec. 31, 2010		38,293
Unit-based compensation	7,750	7,750	[1]
Unit-based compensation, shares		25
Costs associated with merger	(11,241)	(11,241)	[1]
Units issued to acquire non-controlling interests		204,537	[1]	250	(204,787)	[2]
Units issued to acquire non-controlling interests, shares		32,665
Public unit offering (Note 4)	189,164	189,164	[1]
Public unit offering, shares (Note 4)		8,050
Distributions paid	(135,296)	(119,902)	[1]		(15,394)	[2]
Net income (loss)	96,343	97,007	[1]		(664)	[2]	96,343
Other comprehensive income	334			334			334
Balance at Dec. 31, 2011	$ 581,704	$ 580,961	[1]	$ 743			$ 96,677
Balance, shares at Dec. 31, 2011		79,033

[1]	The outstanding common units have been adjusted to reflect the effect of the Merger; see Note 1, Organization and Basis of Presentation. PVG unitholders received consideration of 0.98 of a PVR common unit for each PVG common unit.
[2]	Effective with the Merger, see Note 1, Organization and Basis of Presentation, noncontrolling interests no longer exist and have become part of common units.

Consolidated Statement Of Partners' Capital And Comprehensive Income (Parenthetical) (Penn Virginia Gp Holdings L P)	Dec. 31, 2011
Penn Virginia Gp Holdings L P
Received consideration, common unit, ratio	0.98

Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Penn Virginia Resource Partners, L.P. is a publicly traded Delaware master limited partnership, the limited partner units representing limited partner interests which are listed on the New York Stock Exchange (“NYSE”) under ticker symbol “PVR.” As used in these Notes to Consolidated Financial Statements, the “Partnership,” “PVR,” “we,” “us” or “our” mean Penn Virginia Resource Partners, L.P. and, where the context requires, includes our subsidiaries.

We are principally engaged in the gathering and processing of natural gas and the management of coal and natural resource properties in the United States. We currently conduct operations in three business segments: (i) Eastern Midstream, (ii) Midcontinent Midstream and (iii) Coal and Natural Resource Management, which are as follows:

•

Eastern Midstream — Our Eastern Midstream segment is engaged in providing natural gas gathering, transportation and other related services in Pennsylvania. In addition, we own member interests in a joint venture that transports fresh water to natural gas producers.

•

Midcontinent Midstream — Our Midcontinent Midstream segment is engaged in providing natural gas processing, gathering services, and other related services. In addition, we own member interests in joint ventures that gather and transport natural gas. These processing and gathering systems are located primarily in Oklahoma and Texas.

•

Coal and Natural Resource Management — Our Coal and Natural Resource Management segment primarily involves the management and leasing of coal properties and the subsequent collection of royalties. We also earn revenues from other land management activities, such as selling standing timber, leasing coal-related infrastructure facilities and collecting oil and gas royalties.

On September 21, 2010, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among PVR, Penn Virginia Resource GP, LLC (“PVR GP”), Penn Virginia GP Holdings, L.P. (“PVG”), PVG GP LLC (“PVG GP”) and PVR Radnor, LLC (“Merger Sub”), a wholly owned subsidiary of PVR. The Merger Agreement received final approval by PVR unitholders on February 16, 2011 and PVG unitholders on March 9, 2011. Pursuant to the Merger Agreement, PVG and PVG GP were merged into Merger Sub, with Merger Sub as the surviving entity (the “Merger”). Merger Sub was subsequently merged into PVR GP, with PVR GP being the surviving entity as a subsidiary of PVR. In the transaction, PVG unitholders received consideration of 0.98 PVR common units for each PVG common unit, representing aggregate consideration of approximately 38.3 million PVR common units. Pursuant to the Merger Agreement and the Fourth Amended and Restated Agreement of Limited Partnership of PVR, the incentive distribution rights held by PVR’s general partner were extinguished, the 2.0% general partner interest in PVR held by PVR’s general partner was converted into a noneconomic management interest and approximately 19.6 million PVR common units owned by PVG were cancelled. The Merger closed on March 10, 2011. After the effective date of the Merger and related transactions, the separate existence of each of PVG, PVG GP and Merger Sub ceased, and PVR GP survives as a wholly-owned subsidiary of PVR.

Historically, PVG’s ownership of PVR’s general partner gave it control of PVR. During the periods that PVG controlled PVR (prior to March 10, 2011), PVG had no substantial assets or liabilities other than those of PVR. PVG’s consolidated financial statements included noncontrolling owners’ interest of consolidated subsidiaries, which reflected the proportion of PVR common units owned by PVR’s unitholders other than PVG. These amounts are reflected in the historical financial balances presented up to consummation of the Merger.

PVG is considered the surviving consolidated entity for accounting purposes, while PVR is the surviving consolidated entity for legal and reporting purposes. The Merger was accounted for as an equity transaction. Therefore, the changes in ownership interests as a result of the Merger did not result in gain or loss recognition.

After the Merger, the board of directors of PVR’s general partner, PVR GP, consisted of nine members, six of whom were existing members of the PVR GP board of directors before the Merger and three of whom were the three existing members of the conflicts committee of the board of directors of PVG GP prior to the Merger. On June 22, 2011, PVR held its annual unitholder meeting and all nine directors were reelected to serve on the PVR GP board until PVR’s 2012 annual unitholder meeting.

For the years ended December 31, 2011 and 2010, we incurred $6.6 million and $4.6 million of direct costs associated with the Merger. The aggregate costs of $11.2 million were charged to partners’ capital upon the effective date of the Merger in 2011. At December 31, 2010, the $4.6 million of costs incurred at that time were included in other long-term assets on the consolidated balance sheet, and were transferred to partners’ capital upon the effective date of the merger. Cumulative costs incurred and paid for the years ended December 31, 2011 and 2010 are reported under the caption “Cash paid for merger” in the financing activities section of the consolidated statement of cash flows.

The following diagrams depict the ownership structure of PVR and PVG before and after the Merger:

 LOGO

These financial statements were originally the financial statements of PVG prior to the effective date of the Merger. The Merger was accounted for in accordance with consolidation accounting standards for changes in a parent’s ownership interest in a subsidiary. Under these accounting standards, the exchange of PVG common units for PVR common units was accounted for as a PVG equity issuance and PVG was the surviving entity for accounting purposes. Although PVG was the surviving entity for accounting purposes,

PVR is the surviving entity for legal and reporting purposes; consequently, the name on these financial statements was changed from “Penn Virginia GP Holdings, L.P.” to “Penn Virginia Resource Partners, L.P.”

The reconciliation of PVR’s net income, as historically reported, to the net income reported in these financial statements is as follows (in thousands):

	Year Ended December 31,
	2010	2009
Net income, as previously reported	$68,458	$65,215
Adjustments:
General and administrative expense (a)	(4,314)	(2,377)
Interest income	43	73

Net income	$64,187	$62,911

(a)	PVG incurred general and administrative expenses primarily related to audit fees, board of director fees, insurance and SEC filing expenses.

Pursuant to the Merger, PVG’s unitholders received 0.98 of a PVR common unit for each PVG common unit they owned, or approximately 38.3 million of PVR common units in the aggregate, in exchange for all outstanding PVG common units. Also pursuant to the Merger, approximately 19.6 million PVR common units that were held by PVG were cancelled. As a result, PVR’s common units outstanding increased from 52.3 million to 71.0 million. However, for historical reporting purposes, the impact of this change was accounted for as a reverse unit split of 0.98 to 1.0. Therefore, since PVG was the surviving entity for accounting purposes, the weighted average common units outstanding used for basic and diluted earnings per unit calculations are PVG’s historical weighted average common units outstanding adjusted for the retrospective application of the reverse unit split. Amounts reflecting historical PVG common unit and per common unit amounts included in this report have been restated for the reverse unit split.

Our Consolidated Financial Statements include the accounts of PVR and all of our wholly owned subsidiaries. Investments in non-controlled entities over which we exercise significant influence are accounted for using the equity method. Intercompany balances and transactions have been eliminated in consolidation. Our Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America. These statements involve the use of estimates and judgments where appropriate. In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation of our Consolidated Financial Statements have been included.

Management has evaluated all activities of PVR through the date upon which our Consolidated Financial Statements were issued and concluded that while no subsequent events have occurred that would require recognition in the Consolidated Financial Statements, disclosure is required in the Notes to the Consolidated Financial Statements.

All dollar and unit amounts presented in the tables to these Notes are in thousands unless otherwise indicated.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates

Preparation of our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in our consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Property, Plant and Equipment

Property, plant and equipment consist of our ownership in coal fee mineral interests, our royalty interest in oil and natural gas wells, forestlands, processing facilities, gathering systems, compressor stations and related equipment. Property, plant and equipment are carried at cost and include expenditures for additions and improvements, such as roads and land improvements, which increase the productive lives of existing assets. Maintenance and repair costs are charged to expense as incurred. Renewals and betterments, which extend the useful life of the properties, are capitalized. We compute depreciation and amortization of property, plant and equipment using the straight-line balance and accelerated methods over the estimated useful life of each asset as follows:

Useful Life
Gathering systems	7 – 20 years
Compressor stations	3 – 15 years
Processing plants	15 years
Other property and equipment	3 – 20 years

Coal properties are depleted on an area-by-area basis at a rate based on the cost of the mineral properties and the number of tons of estimated proven and probable coal reserves contained therein. Proven and probable coal reserves have been estimated by our own geologists and outside consultants. Our estimates of coal reserves are updated periodically and may result in adjustments to coal reserves and depletion rates that are recognized prospectively. From time to time, we carry out core-hole drilling activities on our coal properties in order to ascertain the quality and quantity of the coal contained in those properties. These core-hole drilling activities are expensed as incurred. We deplete timber using a methodology consistent with the units-of-production method, which is based on the quantity of timber harvested. We determine depletion of oil and gas royalty interests by the units-of-production method and these amounts could change with revisions to estimated proved recoverable reserves. When we retire or sell an asset, we remove its cost and related accumulated depreciation and amortization from our consolidated balance sheet. Upon sale, we record the difference between the net book value, net of any assumed asset retirement obligation (“ARO”), and proceeds from disposition as a gain or loss.

Intangible assets are primarily associated with assumed contracts, customer relationships and rights-of-way. These intangible assets are amortized on an accelerated or straight-line basis over periods of up to 20 years, the period in which benefits are derived from the contracts, customer relationships and rights-of-way, and are reviewed for impairment along with their associated property, plant and equipment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable.

Asset Retirement Obligations

We recognize the fair value of a liability for an asset retirement obligation (“ARO”) in the period in which it is incurred. The determination of fair value is based upon regional market and specific facility type information. The associated asset retirement costs are capitalized as part of the carrying cost of the asset. The long-lived assets for which our AROs are recorded include compressor stations, gathering systems and coal processing plants. The amount of an ARO and the costs capitalized represent the estimated future cost to satisfy the abandonment obligation using current prices that are escalated by an assumed inflation factor after discounting the future cost back to the date that the abandonment obligation was incurred using a rate commensurate with the risk, which approximates our cost of funds. After recording these amounts, the ARO is accreted to its future estimated value using the same assumed rate, and the additional capitalized costs are depreciated over the productive life of the assets. Both the accretion and the depreciation are included in depreciation, depletion and amortization (“DD&A”) expense on our consolidated statements of income.

In connection with our natural gas midstream assets, we are obligated under federal regulations to perform limited procedures around the abandonment of pipelines. In some cases, we are unable to reasonably determine the fair value of such ARO because the settlement dates, or ranges thereof, are indeterminable. An ARO will be recorded in the period in which we can reasonably determine the settlement dates.

Impairment of Long-Lived Assets

We review long-lived assets to be held and used, including related intangible assets, whenever events or circumstances indicate that the carrying value of those assets may not be recoverable. We recognize an impairment loss when the carrying amount of an asset exceeds the sum of the undiscounted estimated future cash flows. In this circumstance, we recognize an impairment loss equal to the difference between the carrying value and the fair value of the asset. Fair value is estimated to be the present value of future net cash flows from the asset, discounted using a rate commensurate with the risk and remaining life of the asset.

The Eastern Midstream and Midcontinent segments and Coal and Natural Resource Management segment have completed a number of acquisitions in recent years. In conjunction with our accounting for these acquisitions, it was necessary for us to estimate the values of the assets acquired and liabilities assumed, which involved the use of various assumptions. The most significant assumptions, and the ones requiring the most judgment, involve the estimated fair values of property, plant and equipment, intangibles and the resulting amount of goodwill, if any. Changes in operations, further decreases in commodity prices, changes in the business environment or further deteriorations of market conditions could substantially alter management’s assumptions and could result in lower estimates of values of acquired assets or of future cash flows. If these events occur, it is reasonably possible that we could incur a significant impairment loss.

Equity Investments

We use the equity method of accounting to account for our member interest in various joint ventures, recording the initial investment at cost. Subsequently, the carrying amounts of the investments are increased to reflect our share of income of the investees and capital contributions, and are reduced to reflect our share of losses of the investees or distributions received from the investees as the joint ventures report them. Our share of earnings or losses from these joint ventures is included in other revenues on the consolidated statements of income. Other revenues also include amortization of the amount of the equity investments that exceed our portion of the underlying equity in net assets. We record this amortization over the life of the contracts acquired, ranging from 12 to 15 years.

Debt Issuance Costs

Debt issuance costs relating to long-term debt have been capitalized and are being amortized and recorded as interest expense over the term of the related debt instrument.

Long-Term Prepaid Minimums

We lease a portion of our reserves from third parties that require monthly or annual minimum rental payments. The prepaid minimums are recoupable from future production and are deferred and charged to coal royalties expense as the coal is subsequently produced. We evaluate the recoverability of the prepaid minimums on a periodic basis; consequently, any prepaid minimums that cannot be recouped are charged to coal royalties expense.

Environmental Liabilities

Other liabilities include accruals for environmental liabilities that we either assumed in connection with certain acquisitions or recorded in operating expenses when it became probable that a liability had been incurred and the amount of that liability could be reasonably estimated.

Concentration of Credit Risk

Approximately 41% of our Midcontinent Midstream segment’s accounts receivable and 33% of our consolidated accounts receivable at December 31, 2011 related to four Midcontinent Midstream customers. As of December 31, 2011, no receivables were collateralized, and we had recorded a $0.3 million allowance for doubtful accounts primarily in the Midcontinent Midstream segment. No significant uncertainties related to the collectability of amounts owed to us exist in regard to these natural gas midstream customers. These customer concentrations increase our exposure to credit risk on our receivables, since the financial insolvency of these customers could have a significant impact on our results of operations.

Revenues

Natural Gas Midstream Revenues. We recognize revenues from the sale of natural gas liquids (“NGLs”) and residue gas when we sell the NGLs and residue gas produced at our gas processing plants. We recognize gathering and transportation revenues based upon actual volumes delivered. Due to the time needed to gather information from various purchasers and measurement locations and then calculate volumes delivered, the collection of natural gas midstream revenues may take up to 30 days following the month of production. Therefore, we make accruals for revenues and accounts receivable and the related cost of midstream gas purchased and accounts payable based on estimates of natural gas purchased and NGLs and residue gas sold. We record any differences, which historically have not been significant, between the actual amounts ultimately received or paid and the original estimates in the period they become finalized.

Coal Royalties Revenues and Deferred Income. We recognize coal royalties revenues on the basis of tons of coal sold by our lessees and the corresponding revenues from those sales. Since we do not operate any coal mines, we do not have access to actual production and revenues information until approximately 30 days following the month of production. Therefore, our financial results include estimated revenues and accounts receivable for the month of production. We record any differences, which historically have not been significant, between the actual amounts ultimately received or paid and the original estimates in the period they become finalized. Most of our lessees must make minimum monthly or annual payments that are generally recoupable over certain time periods. These minimum payments are recorded as deferred income. If the lessee recoups a minimum payment through production, the deferred income attributable to the minimum payment is recognized as coal royalties revenues. If a lessee fails to meet its minimum production for certain pre-determined time periods, the deferred income attributable to the minimum payment is recognized as minimum rental revenues, which is a component of other revenues on our consolidated statements of income. Other liabilities on the balance sheet also include deferred unearned income from a coal services facility lease, which is recognized as other income as it is earned.

Derivative Instruments

From time to time, we enter into derivative financial instruments to mitigate our exposure to natural gas, crude oil and NGL price volatility. The derivative financial instruments, which are placed with financial institutions that we believe are acceptable credit risks, take the form of collars and swaps. All derivative financial instruments are recognized in our consolidated financial statements at fair value. The fair values of our derivative instruments are determined based on discounted cash flows derived from quoted forward prices. All derivative transactions are subject to our risk management policy, which has been reviewed and approved by the board of directors of our general partner. We do not use hedge accounting for commodity derivatives; thus, the open positions are recorded at fair value with the change in value recorded to earnings.

Because we do not use hedge accounting for our commodity derivatives, we recognize changes in fair value in earnings currently in the derivatives line on the consolidated statements of income. We have experienced and could continue to experience significant changes in the estimate of unrealized derivative gains or losses recognized due to fluctuations in the value of these commodity derivative contracts. The discontinuation of hedge accounting has no impact on our reported cash flows, although our results of operations are affected by the volatility of mark-to-market gains and losses and changes in fair value, which fluctuate with changes in natural gas, crude oil and NGL prices. These fluctuations could be significant in a volatile pricing environment.

We have also entered into interest rate swaps agreements (the “Interest Rate Swaps”) to mitigate our exposure to debt interest expense. During the first quarter of 2009, we discontinued hedge accounting for all of the Interest Rate Swaps. Accordingly, subsequent fair value gains and losses for the Interest Rate Swaps are recognized in the derivatives line item on our consolidated statements of income. During the year ended December 31, 2011, we reclassified a total net loss of $0.3 million from accumulated other comprehensive income (“AOCI”) to earnings related the Interest Rate Swaps. At December 31, 2011, a $0.7 million gain remained in AOCI and will be recognized in the Derivatives line as the Interest Rate Swaps settle.

Income Taxes

As a partnership, we are not subject to federal income tax. The taxable income and losses of the Partnership are includable in the federal and state income tax returns of our partners. Net income for financial statement purposes may differ significantly from taxable income reportable to partners as a result of differences between the tax bases and financial reporting bases of assets and liabilities and the taxable income allocation requirements under our partnership agreement.

Net Income per Limited Partner Unit

We are required to allocate earnings or losses for a reporting period to our limited partners and the participating securities using the two-class method to compute earnings per unit. Under this method, our net income (or loss) for a reporting period is reduced (or increased) by the amount that has been or will be distributed to our participating security holders. Unvested unit-based payment awards that contain non-forfeitable rights to distributions or distribution equivalents are participating securities and, therefore, are included in the computation of net income allocable to limited partners pursuant to the two-class method of computing earnings per unit. Thus, our securities consist of publicly traded common units held by limited partners and participating securities as a result of unit-based compensation. During 2011 and 2010, service based and performance based phantom units were granted to employees. We have determined that our unvested service based phantom unit awards contain non-forfeitable rights to distributions and, therefore, are participating securities.

Basic and diluted net income per limited partner unit is computed by dividing net income allocable to limited partners by the weighted average number of limited partner units outstanding during the period. Diluted net income per limited partner unit is computed by dividing net income allocable to limited partners by the weighted average number of limited partner units outstanding during the period and, when dilutive, phantom units.

Unit-Based Compensation

Our long-term incentive plan permits the grant of awards to directors and employees of our general partner and employees of its affiliates who perform services for us. Awards under our long-term incentive plan can be in the form of common units, restricted units, unit options, phantom units and deferred common units. Our long-term incentive plan is administered by the compensation and benefits committee of our general partner’s board of directors. We recognize compensation expense over the vesting period of the awards.

Authoritative accounting literature establishes standards for transactions in which an entity exchanges its equity instruments for goods and services. This standard requires us to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. See Note 14, “Unit-Based Payments,” for a more detailed description of our long-term incentive plan.

Loss on Issuance of Subsidiary Units

Prior to the Merger, PVG accounted for PVR equity issuances as sales of noncontrolling interests. For each PVR equity issuance, PVG calculated a gain or loss in accordance with accounting standards for sales of stock by a subsidiary. These standards provide guidance on accounting for the effect of issuances of a subsidiary’s stock on the parent’s investment in that subsidiary. In some situations, these standards allow registrants to elect an accounting policy of recording gains or losses on issuances of stock by a subsidiary either in income or as a capital transaction. Accordingly, we elected to record these gains and losses directly to partners’ capital.

New Accounting Standards

In June 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) with the goal of increasing the prominence of other comprehensive income in the financial statements by requiring comprehensive income to be reported in either a single statement or in two consecutive statements reporting net income and other comprehensive income. This amendment does not change items that are reported in other comprehensive income or requirements to report reclassification of items from other comprehensive income to net income. This ASU eliminates the option to report other comprehensive income and its components in the statement of changes in partners’ capital. We will be required to adopt the guidance for fiscal years, and interim periods within those years, beginning after December 15, 2011. Management is considering which presentation would be more beneficial to the readers of our financials and will adopt this ASU for interim periods beginning in 2012.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions

3. Acquisitions

In the following paragraphs, all references to coal, crude oil and natural gas reserves and acreage acquired are unaudited. The factors we used to determine the fair market value of acquisitions include, but are not limited to, discounted future net cash flows on a risked-adjusted basis, geographic location, quality of resources, potential marketability and financial condition of lessees.

Business Combinations

Middle Fork

On January 25, 2011, we acquired certain mineral rights and associated oil and gas royalty interests in Kentucky and Tennessee for approximately $95.7 million. The results of Middle Fork operations have been included in the consolidated financial statements since that date. The mineral rights include approximately 67.7 million tons of coal reserves. The coal is primarily steam coal and expands our geographic scope in the Central Appalachia coal region.

We acquired assets of $97.8 million and liabilities of $2.1 million, which primarily represent deferred income. Deferred income represents minimum royalty payments paid by operators of the properties that may be recouped through future production. Funding for the acquisition was provided by borrowings under our revolving credit facility (the “Revolver”).

The Middle Fork acquisition has been accounted for using the purchase method of accounting. Under the purchase method of accounting, the total purchase price has been allocated to the tangible assets acquired and liabilities assumed. Below is the detailed allocation based upon acquisition date fair values:

Fair value of assets acquired and liabilities assumed:
Coal mineral interests	$94,410
Oil and gas interests	2,857
Land	449
Support equipment	60
Deferred income	(2,018)
Other liabilities	(42)

Fair value of assets acquired and liabilities assumed	$95,716

The following pro forma financial information reflects the consolidated results of our operations as if the Middle Fork acquisition had occurred on January 1, 2010. The pro forma information includes adjustments for royalty revenues, operating expenses, general and administrative expenses, depreciation and depletion of the acquired property and equipment, interest expense for acquisition debt and the change in weighted average common units resulting from the Merger. The pro forma financial information is not necessarily indicative of the results of operations as it would have been had these transactions been effected on the assumed date (in thousands, except per unit data):

	Years Ended December 31,
	2011	2010
Revenues	$1,160,828	$875,367
Net income attributable to PVR	$97,170	$39,259
Net income per limited partner unit, basic and diluted	$1.45	$1.03

During 2011, we have made other acquisitions that individually and in the aggregate are not material for disclosure purposes. The aggregate cost of all other acquisitions was $50.8 million. During 2010, we made other acquisitions that individually and in the aggregate are not material for disclosure purposes. The aggregate cost of all other acquisitions during 2010 was $24.9 million.

PVR Unit offering	12 Months Ended
Dec. 31, 2011
PVR Unit offering

4. PVR Unit offering

In November, PVR issued 7.0 million common units representing limited partner interests in PVR in a registered public offering. In December, PVR issued an additional 1.05 million common units after the underwriters exercised in full their option to purchase additional units. Total net proceeds of $189.2 million were used to repay a portion of the Revolver.

Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement

5. Fair Value Measurement

We present fair value measurements and disclosures applicable to both our financial and nonfinancial assets and liabilities that are measured and reported on a fair value basis. Our financial instruments that are subject to fair value disclosures consist of cash and cash equivalents, accounts receivable, accounts payable, derivative instruments and long-term debt. At December 31, 2011, the carrying values of all these financial instruments, except the long-term debt with fixed interest rates, approximated their fair value. The fair value of floating-rate debt approximates the carrying amount because the interest rates paid are based on short-term maturities. The fair value of our fixed-rate debt is estimated based on the published market prices for the same or similar issues. As of December 31, 2011, the fair value of our fixed-rate debt was $303.0 million.

Authoritative accounting literature requires fair value measurements to be classified and disclosed in one of the following three categories:

•

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Level 1 inputs generally provide the most reliable evidence of fair value.

•	Level 2: Quoted prices in markets that are not active or inputs, which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

Nonrecurring Fair Value Measurements

We completed the Middle Fork acquisition on January 25, 2011. See Note 3, “Acquisitions,” for a description of this acquisition. In connection with our accounting for this acquisition, it was necessary for us to estimate the values of the assets acquired and liabilities assumed, which involved the use of various assumptions. The most significant assumptions, and the ones requiring the most judgment, involved the estimated fair value of coal minerals and oil and gas royalties along with the related pricing and production activities. The coal minerals acquisition included nonfinancial assets and liabilities that were measured at fair value as of the acquisition date. The total purchase price allocation was $95.7 million.

During the year, we have made other acquisitions that also required us to estimate the values of assets acquired and liabilities assumed that individually and in the aggregate are not material. The aggregate cost of all other acquisitions was a net $50.8 million.

The following table summarizes the fair value estimates for nonfinancial assets and liabilities measured at fair value on a nonrecurring basis by category as of the acquisition date:

		Fair Value Measurements during 2011, Using
Description	Fair Value Measurements at Acquisition Date	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Middle Fork assets (1)	$97,776	$—	$—	$97,776
Middle Fork liabilities (1)	(2,060)	—	—	(2,060)
Other acquisitions, net (2)	50,787	—	—	50,787

Total	$146,503	$—	$—	$146,503

		Fair Value Measurements during 2010, Using
Description	Fair Value Measurements at Acquisition Date	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Northern Appalachia coal reserves	$9,765	$—	$—	$9,765
Northern Appalachia contingent liability	(2,765)	—	—	(2,765)
Other acquisitions, net (2)	17,876	—	—	17,876

Total	$24,876	$—	$—	$24,876

(1)	The Middle Fork assets and liabilities were acquired on January 25, 2011. A portion of the purchase price allocation, $0.5 million, was paid in 2010 as an escrow payment.
(2)	Other acquisitions were completed during the year and include both the assets acquired and liabilities assumed.

In conjunction with 2010 coal and natural resources acquisitions, it was necessary for us to estimate the values of the assets acquired and liabilities assumed, which involved the use of various assumptions. The most significant assumptions in 2010, and the ones requiring the most judgment, involved the estimated fair values of coal minerals and the timing of permitting and production activities. The coal mineral acquisitions included nonfinancial assets that were measured at fair value during 2010. The total purchase price allocation was $9.8 million. Regarding the coal mineral acquisition, which included contingency payments, the contingent purchase consideration was recorded at its anticipated fair value on the date of acquisition. Any difference between the actual contingent purchase consideration and the original fair value estimate is recorded in earnings when the contingency is eventually resolved. There are three triggering events that can impact contingent purchase consideration. Outside appraisers conducted due diligence with PVR’s Manager of Development for West Virginia Properties, as well as outside parties, to assess the prospects of the various trigger events of permitting, and thereafter milestones of slope and shaft completion and eventually tonnage production rates being realized. Based on discussions with management, and considering that this is a deep mining permit and not the more currently troubled permitting process of mountaintop mining, a success factor of 80% probability was assigned to the permitted phase of purchase consideration. Given that the other two triggering events are clearly linked to the successful permitting event, an 80% factor was applied as well.

Recurring Fair Value Measurements

The following table summarizes the assets and liabilities measured at fair value on a recurring basis and included our derivative financial instruments by categories as of December 31, 2011 and 2010:

		Fair Value Measurements at December 31, 2011, Using
Description	Fair Value Measurements at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities – current	$(1,433)	$—	$(1,433)	$—
Commodity derivative liabilities – current	(10,609)	—	(10,609)	—

Total	$(12,042)	$—	$(12,042)	$—

		Fair Value Measurements at December 31, 2010, Using
Description	Fair Value Measurements at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities – current	$(7,647)	$—	$(7,647)	$—
Interest rate swap liabilities – noncurrent	(1,037)	—	(1,037)	—
Commodity derivative liabilities – current	(11,869)	—	(11,869)	—
Commodity derivative liabilities – noncurrent	(4,070)	—	(4,070)	—

Total	$(24,623)	$—	$(24,623)	$—

The values of both the Interest Rate Swap and commodity derivatives are presented in the derivative assets and derivative liabilities line items on the consolidated balance sheets.

See Note 6, “Derivative Instruments,” for the effects of these instruments on our consolidated statements of income.

We use the following methods and assumptions to estimate the fair values in the above table:

•

Commodity derivative instruments: We utilize collars and swap derivative contracts to hedge against the variability in the fractionation, or frac, spread. We determine the fair values of our commodity derivative agreements based on discounted cash flows based on quoted forward prices for the respective commodities. Each is a level 2 input. We use the income approach, using valuation techniques that convert future cash flows to a single discounted value. See Note 6, “Derivative Instruments.”

•

Interest rate swaps: We have entered into the Interest Rate Swaps to establish fixed rates on a portion of the outstanding borrowings under the Revolver. We use an income approach using valuation techniques that connect future cash flows to a single discounted value. We estimate the fair value of the swaps based on published interest rate yield curves as of the date of the estimate. Each is a level 2 input. See Note 6, “Derivative Instruments.”

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments

6. Derivative Instruments

Commodity Derivatives

We utilize costless collars and swap derivative contracts to hedge against the variability in cash flows associated with anticipated natural gas midstream revenues and cost of midstream gas purchased. We also utilize collar derivative contracts to hedge against the variability in our frac spread. Our frac spread is the spread between the purchase price for the natural gas we purchase from producers and the sale price for NGLs that we sell after processing. We hedge against the variability in our frac spread by entering into costless collar and swap derivative contracts to sell NGLs forward at a predetermined commodity price and to purchase an equivalent volume of natural gas forward on an MMBtu basis. While the use of derivative instruments limits the risk of adverse price movements, such use may also limit future revenues or cost savings from favorable price movements.

With respect to a costless collar contract, the counterparty is required to make a payment to us if the settlement price for any settlement period is below the Put (or floor) price for such contract. We are required to make a payment to the counterparty if the settlement price for any settlement period is above the Call (or ceiling) price for such contract. Neither party is required to make a payment to the other party if the settlement price for any settlement period is equal to or greater than the floor price and equal to or less than the ceiling price for such contract. With respect to a swap contract for the purchase of a commodity, the counterparty is required to make a payment to us if the settlement price for any settlement period is greater than the swap price for such contract, and we are required to make a payment to the counterparty if the settlement price is less than the swap price for such contract.

We determine the fair values of our derivative agreements by discounting the cash flows based on quoted forward prices for the respective commodities as of December 31, 2011, using discount rates adjusted for the credit risk of the counterparties if the derivative is in an asset position and our own credit risk for derivatives in a liability position. The following table sets forth our positions as of December 31, 2011 for commodities related to natural gas midstream revenues and cost of midstream gas purchased:

	Average Volume Per Day		Swap Price		Weighted Average Price		Fair Value at December 31, 2011
					Put	Call
NGL – natural gasoline collar	(gallons	)			(per gallon)
First quarter 2012 through fourth quarter 2012	54,000				$1.75	$2.02	$(4,767)

Crude oil swap	(barrels	)	(per barrel	)
First quarter 2012 through fourth quarter 2012	600		$88.62				(2,201)

Natural gas purchase swap	(MMBtu	)	(MMBtu	)
First quarter 2012 through fourth quarter 2012	4,000		$5.195				(2,829)

Settlements to be paid in subsequent period							(812)

At December 31, 2011, we reported a net derivative liability related to the commodity derivatives of $10.6 million. No amounts remain in AOCI related to the commodity derivatives for which we discontinued hedge accounting in 2006, and no amounts have been recorded to AOCI related to the derivative positions as of December 31, 2011.

Interest Rate Swaps

We have entered into the Interest Rate Swaps to establish fixed rates on a portion of the outstanding borrowings under the Revolver. From January 2012 to December 2012, the notional amounts of the Interest Rate Swaps total $100.0 million with us paying a weighted average fixed rate of 2.09% on the notional amount, and the counterparties paying a variable rate equal to the three-month London Interbank Offered Rate (“LIBOR”). The Interest Rate Swaps have been entered into with three financial institution counterparties, with no counterparty having more than 50% of the open positions. The following table sets forth our positions as of December 31, 2011 for the Interest Rate Swaps:

	Notional Amounts (in millions)	Swap Interest Rates (1)		Fair Value at December 31, 2011
Term		Pay	Receive
January 2012 – December 2012	$100.0	2.09%	LIBOR	$(1,433)

(1)	References to LIBOR represent the 3-month rate.

During the first quarter of 2009, we discontinued hedge accounting for all of the Interest Rate Swaps. Accordingly, subsequent fair value gains and losses for the Interest Rate Swaps have been recognized in earnings on our consolidated statements of income. At December 31, 2011, a $0.7 million gain remained in AOCI related to the Interest Rate Swaps. The $0.7 million gain will be recognized in the derivatives line as the original forecasted interest payments occur.

We reported a (i) net derivative liability of $1.4 million at December 31, 2011 and (ii) gain in AOCI of $0.7 million at December 31, 2011 related to the Interest Rate Swaps. In connection with periodic settlements and related reclassification of other comprehensive income, we recognized $0.3 million of net hedging losses in the derivatives line in the year ended December 31, 2011. Based upon future interest rate curves at December 31, 2011, we expect to realize $1.4 million of hedging losses within the next 12 months. The amounts that we ultimately realize will vary due to changes in the fair value of open derivative agreements prior to settlement.

Financial Statement Impact of Derivatives

The following table summarizes the effects of our derivative activities, as well as the location of the gains and losses, on our consolidated statements of income for the periods presented:

	Location of gain (loss) on derivatives recognized in income	Year Ended December 31,
		2011	2010	2009
Derivatives not designated as hedging instruments:
Interest rate contracts (1)	Interest expense	—	(1,090)	(3,356)
Interest rate contracts	Derivatives	(851)	(7,930)	(4,306)
Commodity contracts	Derivatives	(12,591)	(14,563)	(15,408)

Total decrease in net income resulting from derivatives		$(13,442)	$(23,583)	$(23,070)

Realized and unrealized derivative impact:
Cash received (paid) for commodity and interest rate contract settlements	Derivatives	$(25,688)	$(10,075)	$3,000
Cash paid for interest rate contract settlements	Interest expense	—	—	(370)
Unrealized derivative losses (2)		12,246	(13,508)	(25,700)

Total decrease in net income resulting from derivatives		$(13,442)	$(23,583)	$(23,070)

(1)	This represents Interest Rate Swap amounts reclassified out of AOCI and into earnings. During 2008 and 2009 we discontinued hedge accounting for various Interest Rate Swaps at different times. By the first quarter of 2009 we discontinued hedge accounting for the remaining Interest Rate Swaps. During 2009 we reclassified $0.4 million out of AOCI relating to actual hedge settlements accounted for under hedge accounting. During 2011, 2010 and 2009 we reclassified $0.3 million, $1.8 million and $3.0 million for remaining AOCI that have been reclassified into earnings in the same period or periods relating to Interest Rate Swaps not designated for hedge accounting.
(2)	This activity represents unrealized gains in the natural gas midstream, cost of midstream gas purchased, interest expense and derivatives lines on our consolidated statements of income.

The following table summarizes the fair value of our derivative instruments, as well as the locations of these instruments on our consolidated balance sheets for the periods presented:

		Fair Values as of December 31, 2011		Fair Values as of December 31, 2010
	Balance Sheet Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Derivatives not designated as hedging instruments:
Interest rate contracts	Derivative assets/liabilities – current	$—	$1,433	$—	$7,647
Interest rate contracts	Derivative assets/liabilities – noncurrent	—	—	—	1,037
Commodity contracts	Derivative assets/liabilities – current	—	10,609	—	11,869
Commodity contracts	Derivative assets/liabilities – noncurrent	—	—	—	4,070

Total derivatives not designated as hedging instruments		$—	$12,042	$—	$24,623

Total fair value of derivative instruments		$—	$12,042	$—	$24,623

See Note 5, “Fair Value Measurement of Financial Instruments” for a description of how the above financial instruments are valued.

The following table summarizes interest expense for the periods presented:

	Year Ended December 31,
Source	2011	2010	2009
Interest on Revolver	$(15,352)	$(11,614)	$(16,546)
Interest on Senior Notes	(24,750)	(16,706)	—
Debt issuance costs	(5,779)	(5,278)	(4,392)
Bank fees	(1,748)	(1,294)	(585)
Interest rate swaps	—	(1,090)	(3,356)
Capitalized interest (1)	3,342	391	226

Total interest expense	$(44,287)	$(35,591)	$(24,653)

(1)	Capitalized interest primarily relates to the construction efforts on the Marcellus Shale and Panhandle systems.

The effects of derivative gains (losses), cash settlements of our natural gas midstream commodity derivatives and cash settlements of the Interest Rate Swaps are reported as adjustments to reconcile net income to net cash provided by operating activities on our consolidated statements of cash flows. We no longer utilize hedge accounting treatment for commodity or interest rate swap derivatives. These items are recorded in the “Total derivative losses (gains)” and “Cash receipts (payments) to settle derivatives” lines on the consolidated statements of cash flows.

The above hedging activity represents cash flow hedges. As of December 31, 2011, we did not own derivative instruments that were classified as fair value hedges or trading securities. In addition, as of December 31, 2011, we did not own derivative instruments containing credit risk contingencies.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

7. Property and Equipment

The following table summarizes our property and equipment for the periods presented:

	As of December 31,
	2011	2010
Coal properties	$634,312	$506,235
Timber	88,447	87,699
Oil and gas royalties	39,981	36,937
Coal services equipment	35,409	35,310
Gathering systems	495,732	370,100
Compressor stations	116,454	77,909
Processing plants	68,237	61,665
Land	25,539	20,743
Other property, plant and equipment	10,841	9,730
Construction in progress	174,304	88,899

Total property, plant and equipment	1,689,256	1,295,227
Accumulated depreciation, depletion and amortization	(406,959)	(324,181)

Net property, plant and equipment	$1,282,297	$971,046

Equity Investments	12 Months Ended
Dec. 31, 2011
Equity Investments

8. Equity Investments

We own a 50% interest in Coal Handling Solutions LLC, a joint venture formed to own and operate end-user coal handling facilities. We own a 25% member interest in Thunder Creek Gas Services LLC, a joint venture that gathers and transports coalbed methane gas in Wyoming’s Powder River Basin. We also own a 50% member interest in Crosspoint Pipeline LLC, a joint venture that gathers residue gas from our Crossroads Plant and transports it to market. In September 2011, we entered into a joint venture where we own a 51% member interest to construct and operate a pipeline system to supply fresh water to natural gas producers drilling in the Marcellus Shale in Pennsylvania, Aqua — PVR Water Services LLC (“Aqua — PVR”). Even though there is a presumption of a controlling financial interest in this joint venture (ownership of 51%), our partner in the joint venture has substantive participating rights that preclude us from controlling the joint venture. Therefore, it is accounted for as an equity investment. As of December 31, 2011 our contribution to the Aqua — PVR joint venture was $5.3 million.

We account for these investments under the equity method of accounting. As of December 31, 2011 and 2010, our equity investment totaled $81.2 million and $84.3 million, which exceeded our portion of the underlying equity in net assets by $14.0 million and $16.0 million. The difference is being amortized to equity earnings over the estimated life of the intangible assets at the time of the acquisition. The intangible assets relate to contracts and customer relationships acquired, which are estimated to be from 12 years to 15 years.

In accordance with the equity method of accounting, we recognized equity earnings of $5.5 million in 2011, $8.7 million in 2010 and $7.3 million in 2009, with a corresponding increase in the investment. The joint ventures generally pay quarterly distributions on their cash flow. We received distributions of $14.0 million in 2011, $12.0 million in 2010 and $4.7 million in 2009. Equity earnings related to our joint venture interests are recorded in other revenues on the Consolidated Statements of Income. The equity investments for all joint ventures are included in the equity investments caption on the Consolidated Balance Sheets.

Financial statements from our investees are not sufficiently timely for us to apply the equity method currently. Therefore, we record our share of earnings or losses of an investee form the most recent available financial statements, a one month lag. This lag in reporting is consistent from period to period.

Summarized financial information of unconsolidated equity investments is as follows for the periods presented:

	November 30, 2011	November 30, 2010
Current assets	$22,171	$42,297
Noncurrent assets	$217,803	$204,620
Current liabilities	$12,736	$8,187
Noncurrent liabilities	$2,571	$5,108

	Twelve Months Ended November 30,
	2011	2010
Revenues	$58,190	$69,893
Expenses	$35,767	$33,528
Net income	$22,423	$36,365

Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net

9. Intangible Assets, Net

The following table summarizes our net intangible assets for the periods presented:

	As of December 31,
	2011	2010
Contracts and customer relationships	$104,700	$104,700
Rights-of-way	4,552	4,552

Total intangible assets	109,252	109,252
Accumulated amortization	(38,587)	(32,302)

Intangible assets, net	$70,665	$76,950

Contracts and customer relationships are amortized on both a straight-line basis and an accelerated depreciation basis, based on the period and timing of the benefit to us, over the expected useful lives of the individual contracts and relationships, up to 20 years. Total intangible amortization expense for the years ended December 31, 2011, 2010 and 2009 was approximately $6.3 million, $6.7 million and $7.4 million. The following table sets forth our estimated aggregate amortization expense for the next five years and thereafter:

Year	Amortization Expense
2012	5,718
2013	5,499
2014	5,346
2015	5,233
2016	5,127
Thereafter	43,742

Total	$70,665

Asset Retirement Obligations	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations

10. Asset Retirement Obligations

The following table reconciles the beginning and ending aggregate carrying amount of our asset retirement obligations for the years ended December 31, 2011 and 2010, which are recorded in other liabilities on our consolidated balance sheets:

	Year Ended December 31,
	2011	2010
Balance at beginning of period	$2,172	$2,014
Liabilities incurred	—	—
Accretion expense	171	158
Revision of estimate	—	—

Balance at end of period	$2,343	$2,172

The accretion expense is recorded in the depreciation, depletion and amortization expense line on the consolidated statements of income.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt

11. Long-Term Debt

The following table summarizes our long-term debt for the periods presented:

	As of December 31,
	2011	2010
Revolver – variable rate of 2.8% and 2.9% at December 31, 2011 and 2010	$541,000	$408,000
Senior notes – fixed rate of 8.25%	300,000	300,000

Total debt	841,000	708,000
Less: Current maturities	—	—

Total long-term debt	$841,000	$708,000

We capitalized interest costs amounting to $3.3 million and $0.4 million in the years ended December 31, 2011 and 2010 related to the construction of natural gas gathering systems and processing plants.

Revolver

On April 19, 2011, we entered into the first amendment to the amended and restated secured credit agreement increasing our borrowing capacity under the Revolver from $850 million to $1.0 billion and extending the maturity date to April 19, 2016. We have an option to increase the commitments under the Revolver by up to an additional $200 million, to a total of $1.2 billion, upon receipt of commitments from one or more lenders. The amendment did not change the collateral provisions of the Revolver which is secured by substantially all of our assets, including recent acquisitions. The interest rate under the Revolver fluctuates based on the ratio of our total indebtedness-to-EBITDA. Interest is payable at the base rate plus an applicable margin ranging from 0.75% to 1.75% if we select the base rate indebtedness option under the Revolver or at a rate derived from LIBOR plus an applicable margin ranging from 1.75% to 2.75% if we select the LIBOR-based indebtedness option. We incurred $3.7 million of debt issuance costs related to this amendment. As of December 31, 2011, net of outstanding indebtedness of $541 million, we had remaining borrowing capacity of $459 million on the Revolver. The weighted average interest rate on borrowings outstanding under the Revolver during the year ended December 31, 2011 was approximately 2.7%. We do not have a public rating for the Revolver. As of December 31, 2011, we were in compliance with all of our covenants under the Revolver.

Senior Notes

In April 2010, we sold $300.0 million of senior notes due on April 15, 2018 with an annual interest rate of 8.25% (“Senior Notes), which is payable semi-annually in arrears on April 15 and October 15 of each year. The Senior Notes were sold at par, equating to an effective yield to maturity of approximately 8.25%. The net proceeds from the sale of the Senior Notes of approximately $292.6 million, after deducting fees and expenses of approximately $7.4 million, were used to repay borrowings under the Revolver. The Senior Notes are senior to any subordinated indebtedness, and are effectively subordinated to all of our secured indebtedness including the Revolver to the extent of the collateral securing that indebtedness. The obligations under the Senior Notes are fully and unconditionally guaranteed by our current and future subsidiaries, which are also guarantors under the Revolver.

Debt Maturities

The following table sets forth the aggregate maturities of the principal amounts of long-term debt for the next five years and thereafter:

Year	Aggregate Maturities Principal Amounts
2012	$—
2013	—
2014	—
2015	—
2016	541,000
Thereafter	300,000

Total debt, including current maturities	$841,000

Partners' Capital and Distributions	12 Months Ended
Dec. 31, 2011
Partners' Capital and Distributions

12. Partners’ Capital and Distributions

As of December 31, 2011, partners’ capital consisted of 79.0 million common units. As noted in the Consolidated Statement of Partners’ Capital and Comprehensive Income and described in Note 1, “Organization and Basis of Presentation,” our outstanding number of units has changed significantly in connection with the Merger.

Net Income per Limited Partner Unit

Basic net income per limited partner unit is computed by dividing net income allocable to limited partners by the weighted average number of limited partner and vested deferred common units outstanding during the period. Diluted net income per limited partner unit is computed by dividing net income allocable to limited partners by the weighted average number of limited partner and vested deferred common units outstanding during the period and, when dilutive, phantom units. For the year ended December 31, 2011 weighted average awards of 37 thousand phantom units were excluded from the diluted net income per limited partner unit calculation because the inclusion of these phantom units would have had an antidilutive effect. The years ended December 31, 2010 and 2009 computation of net income per limited partner unit relates to the financial statements of PVG prior to the effective date of the Merger. For these years, PVG did not have any phantom units or other participating securities outstanding, which would affect the computation of net income per limited partner unit.

The following table reconciles net income and weighted average units used in computing basic and diluted net income per limited partner unit (in thousands, except per unit data):

	Year Ended December 31,
	2011	2010	2009
Net income	$96,343	$64,187	$62,911
Net loss (income) attributable to noncontrolling interests, pre-merger (Note 1)	664	(27,043)	(25,032)

Net income attributable to Penn Virginia Resource Partners, L.P.	$97,007	$37,144	$37,879
Adjustments:
Distributions to participating securities	(410)	—	—
Participating securities’ allocable share of net income	(300)	—	—

Net income allocable to limited partners, basic	$96,297	$37,144	$37,879

Participating securities’ allocable share of net income	300	—	—
Participating securities’ earnings reallocated to unvested securities	(300)	—	—

Net income allocable to limited partners, diluted	$96,297	$37,144	$37,879

Net income per limited partner unit, basic	$1.45	$0.97	$0.99

Net income per limited partner unit, diluted	$1.45	$0.97	$0.99

Weighted average limited partner units, basic and diluted	66,342	38,293	38,293

Cash Distributions

We distribute 100% of Available Cash (as defined in our partnership agreement) within 45 days after the end of each quarter to unitholders of record and, prior to the Merger, to our general partner. Available Cash is generally defined as all of our cash and cash equivalents on hand at the end of each quarter less reserves established by our general partner for future requirements. Our general partner has the discretion to establish cash reserves that are necessary or appropriate to (i) provide for the proper conduct of our business, (ii) comply with applicable law, any of our debt instruments or any other agreements and (iii) provide funds for distributions to unitholders and our general partner for any one or more of the next four quarters.

The following table reflects the allocation of total cash distributions paid by us during the periods presented:

	Year Ended December 31,
	2011	2010	2009
PVG limited partners	$15,239	$60,565	$59,392
PVR limited partners (1)	119,679	61,019	60,560
PVR phantom units	378	440	498

Total cash distribution paid during period	$135,296	$122,024	$120,450

(1)	PVR limited partner unit distributions represent distributions paid to public unitholders and not to units owned by PVG prior to the Merger.

On February 13, 2012, we paid a $0.51 quarterly distribution per unit to unitholders of record on February 6, 2012.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

13. Related Party Transactions

In June 2010, Penn Virginia Corporation (“PVA”) sold its remaining interest in PVG and as a result, PVA no longer owned any limited or general partner interests in us or PVG. As a result of the divestiture, the related party transactions noted below are now considered arm’s-length and no longer require separate disclosures. Related party transactions included charges from PVA for certain corporate administrative expenses which were allocable to us and our subsidiaries. Other transactions involved subsidiaries of PVA related to the marketing of natural gas, gathering and processing of natural gas, and the purchase and sale of natural gas and NGLs in which we took title to the products. There were no related party balances in the Consolidated Balance Sheets as of December 31, 2011 and 2010. The Consolidated Statements of Income amounts noted below represent related party transactions prior to June 7, 2010 (date of divestiture).

	Year ended December 31,
	2011	2010	2009
Consolidated Statements of Income:
Natural gas midstream revenues	$—	$29,002	$76,573
Other income	$—	$787	$1,418
Cost of gas purchased	$—	$27,780	$72,529
General and administrative	$—	$1,906	$5,747

Unit-Based Payments	12 Months Ended
Dec. 31, 2011
Unit-Based Payments

14. Unit-Based Payments

Long-Term Incentive Plan

Authoritative accounting literature establishes standards for transactions in which an entity exchanges its equity instruments for goods and services. These standards require us to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award.

The Penn Virginia Resource GP, LLC Sixth Amended and Restated Long-Term Incentive Plan (“LTIP”) permits the grant of common units, deferred common units, unit options, restricted units and phantom units to employees and directors of our general partner and its affiliates. Common units and deferred common units granted under the LTIP are immediately vested, and we recognize compensation expenses related to those grants on the grant date. Restricted units and phantom units granted under the LTIP generally vest over a three-year period, and we recognize compensation expense related to those grants on a straight-line basis over the vesting period. Compensation expense related to these grants is recorded in the general and administrative expenses caption on our Consolidated Statements of Income. As of December 31, 2011, the LTIP permitted the grant of awards covering an aggregate of 3,000,000 common units to employees and directors of our general partner and employees of its affiliates who perform services for us. Common units delivered under the LTIP may consist of newly issued common units or common units acquired in the open market.

In connection with the normal three-year vesting of phantom and restricted units, as well as common unit and deferred common unit awards, we recognized the following expenses during the periods presented:

	2011	2010	2009
Restricted units	$—	$1,172	$2,453
Phantom units	3,025	6,155	1,769
Director deferred and common units	820	1,221	1,016

	$3,845	$8,548	$5,238

Common Units. Our general partner granted 2,176 common units at a weighted average grant-date fair value of $25.23 per unit to non-employee directors in 2011. Our general partner granted 1,448 common units at a weighted average grant-date fair value of $23.41 per unit to non-employee directors in 2010. Our general partner granted 1,871 common units at a weighted average grant-date fair value of $15.46 per unit to non-employee directors in 2009. The fair value of the common units is calculated based on the grant-date unit price.

Deferred Common Units. A portion of the compensation to non-employee directors is paid in deferred common units. Each deferred common unit represents one common unit, which vests immediately upon issuance and is available to the holder upon termination or retirement from the board of directors.

Prior to the Merger, the PVG GP, LLC Amended and Restated Long-Term Incentive Plan (“the PVG LTIP”) likewise permitted the granting of PVG common units, deferred common units, unit options, restricted units and phantom units to employees and directors of the general partner and its affiliates. At the time of the Merger, deferred PVG common units held on account of PVG’s directors were automatically converted to deferred PVR common units at the rate of 0.98 deferred PVR common units for each deferred PVG common unit.

The following is a summary of deferred common unit activity for the periods presented:

	Number of Deferred Common Units	Weighted Average Grant-Date Fair Value
Balance at January 1, 2009	63,569	$23.98
Granted and vested	35,819	$15.62

Balance at December 31, 2009	99,388	$20.97
Granted and vested	27,194	$24.00

Balance at December 31, 2010	126,582	$21.62
Granted and vested	113,400	$26.99
Converted to common units	(2,839)	$18.16

Balance at December 31, 2011	237,143	$24.23

The aggregate intrinsic value of vested deferred common units at December 31, 2011, was $3.1 million. The fair value of the deferred common units is calculated based on the grant-date unit price.

Restricted Units. Restricted units vest upon terms established by the Compensation and Benefits Committee (the “Committee”). In addition, all restricted units will vest upon a change of control of our general partner. If a grantee’s employment with, or membership on the board of directors of, our general partner terminates for any reason, the grantee’s unvested restricted units will be automatically forfeited unless, and to the extent that, the Committee provides otherwise. Distributions payable with respect to restricted units may, in the Committee’s discretion, be paid directly to the grantee or held by our general partner and made subject to a risk of forfeiture during the applicable restriction period. Restricted units generally vest over a three-year period, with one-third vesting in each year. The fair value of the restricted units is calculated based on the grant-date unit price.

Because PVA’s divestiture of PVG was considered a change of control under the LTIP, all unvested restricted units granted to employees performing services for the benefit of us were considered vested on the date of the divestiture. In total, approximately 36 thousand restricted units vested and the restrictions were lifted. No additional restricted units were granted in 2011.

The total grant-date fair value of restricted units that vested in 2010 and 2009 was $2.4 million and $3.5 million.

Phantom Units. A phantom unit entitles the grantee to receive a common unit upon the vesting of the phantom unit, or in the discretion of the Committee, the cash equivalent of the value of a common unit. The Committee determines the time period over which phantom units granted to employees and directors will vest. In addition, all phantom units will vest upon a change of control of our general partner. If a director’s membership on the board of directors of our general partner terminates for any reason, or an employee’s employment with our general partner and its affiliates terminates for any reason other than retirement after reaching age 62, the grantee’s phantom units will be automatically forfeited unless, and to the extent, the Committee provides otherwise.

Generally, we pay distributions for all of our unvested phantom units. Payments of distribution associated with phantom units that are expected to vest are recorded as capital distributions; however, payments associated with phantom units that are not expected to vest are recorded as compensation expense. During 2011, we granted 261 thousand phantom units at a weighted average grant-date fair value of $29.14, including 155 thousand time-based phantom units and 106 thousand performance-based phantom units. During 2010, we granted 261 thousand time-based phantom units at a weighted average grant-date fair value of $23.41. During 2009, we granted 355 thousand time-based phantom units at a weighted average grant-date fair value of $11.59.

Time-based phantom units vest over a three-year period, with one-third vesting in each year. A portion of the vested units were withheld for payroll taxes with the recipient receiving the net vested units. The fair value of time-based phantom units is calculated based on the grant-date unit price.

Performance-based phantom units were first granted in 2011 and cliff-vest at the end of a three year period. The number of units that vest could range from 0% to 200% and depends on the outcome of unit market performance compared to peers and key results of operations metrics. Performance-based phantom units are entitled to forfeitable distribution equivalent rights which accumulate over the term of the units and will be paid in cash to the grantees at the date of vesting. The fair value of each performance-based phantom unit was estimated on the date of grant as $30.92 using a Monte Carlo simulation approach that uses the assumptions noted in the following table. Expected volatilities are based on historical changes in the market value of our common units. We base the risk-free interest rate on the U.S. Treasury rate for the week of the grant having a term equal to the expected life of the phantom units, continuously compounded.

2011
Expected volatility	54.53%
Expected life	2.6 years
Risk-free interest rate	0.83%

The following table summarizes the status of our nonvested phantom units as of December 31, 2011 and changes during the year then ended:

	Nonvested Phantom Units	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2011	97,733	$23.91
Granted	260,892	$29.14
Vested	(35,296)	$24.22
Forfeited	(1,609)	$27.94

Nonvested at December 31, 2011	321,720	$28.10

At December 31, 2011, we had $6.5 million of total unrecognized compensation cost related to nonvested phantom units. We expect that cost to be recognized over a weighted-average period of 2.0 years. The total grant-date fair value of phantom units that vested in 2011, 2010 and 2009 was $0.9 million, $6.6 million and $0.9 million. The aggregate intrinsic value at December 31, 2011, of phantom units expected to vest was $9.0 million.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

15. Commitments and Contingencies

Rental Commitments

Operating lease rental expense in the years ended December 31, 2011, 2010 and 2009 was $10.8 million, $9.6 million and $7.5 million. The following table sets forth our minimum rental commitments for the next five years under all non-cancelable operating leases in effect at December 31, 2011:

Year	Minimum Rental Commitments
2012	$5,161
2013	4,023
2014	3,890
2015	3,809
2016	2,841
Thereafter	6,013

Total minimum payments	$25,737

Our rental commitments primarily relate to equipment and building leases and leases of coal reserve-based properties which we sublease, or intend to sublease, to third parties. The obligation with respect to leased properties which we sublease expires when the property has been mined to exhaustion or the lease has been canceled. The timing of mining by third party operators is difficult to estimate due to numerous factors. We believe that the future rental commitments with regard to this subleased property cannot be estimated with certainty.

Firm Transportation Commitments

As of December 31, 2011, we had contracts for firm transportation capacity rights for specified volumes per day on a pipeline system with terms that ranged from one to five years. The contracts require us to pay transportation demand charges regardless of the amount of pipeline capacity we use. We may sell excess capacity to third parties at our discretion. The following table sets forth our obligation for firm transportation commitments in effect at December 31, 2011 for the next five years and thereafter:

Year	Firm Transportation Commitments
2012	$16,105
2013	11,916
2014	9,431
2015	1,661
2016	—
Thereafter	—

Total firm transportation commitments	$39,113

Legal

We are involved, from time to time, in various legal proceedings arising in the ordinary course of business. While the ultimate results of these proceedings cannot be predicted with certainty, our management believes that these claims will not have a material effect on our financial position or results of operations.

Environmental Compliance

Our operations and those of our lessees are subject to environmental laws and regulations adopted by various governmental authorities in the jurisdictions in which these operations are conducted. The terms of our coal property leases impose liability on the relevant lessees for all environmental and reclamation liabilities arising under those laws and regulations. The lessees are bonded and have indemnified us against any and all future environmental liabilities. We regularly visit our coal properties to monitor lessee compliance with environmental laws and regulations and to review mining activities. Our management believes that our operations and those of our lessees comply with existing laws and regulations and does not expect any material impact on our financial condition or results of operations.

As of December 31, 2011 and 2010, our environmental liabilities were $0.8 million and $0.9 million, which represent our best estimate of the liabilities as of those dates related to our Coal and Natural Resource Management business and, Eastern Midstream and Midcontinent Midstream natural gas businesses. We have reclamation bonding requirements with respect to certain unleased and inactive properties. Given the uncertainty of when a reclamation area will meet regulatory standards, a change in this estimate could occur in the future.

Mine Health and Safety Laws

There are numerous mine health and safety laws and regulations applicable to the coal mining industry. However, since we do not operate any mines and do not employ any coal miners, we are not subject to such laws and regulations. Accordingly, we have not accrued any related liabilities.

Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income

16. Comprehensive Income

Comprehensive income represents changes in partners’ capital during the reporting period, including net income and charges directly to partners’ capital which are excluded from net income. The following table sets forth the components of comprehensive income for the periods presented:

	Year Ended December 31,
	2011	2010	2009
Net income	$96,343	$64,187	$62,911
Unrealized holding losses on derivative activities	—	—	(506)
Reclassification adjustment for derivative activities	334	1,804	3,356

Comprehensive income	$96,677	$65,991	$65,761

Included in the accumulated other comprehensive income on the balance sheet at December 31, 2011 is $0.7 million of gains relating to Interest Rate Swaps on which we discontinued hedge accounting. The $0.7 million gain will be recognized in earnings through the end of 2012 as the hedged transactions settle. See Note 6, “Derivative Instruments.”

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information

17. Segment Information

Our operating segments represent components of our business about which separate financial information is available and is evaluated regularly by the chief operating decision maker, or decision-making group, in assessing performance. Our decision-making group consists of our Chief Executive Officer and other senior officers. This group routinely reviews and makes operating and resource allocation decisions among our Eastern Midstream and Midcontinent Midstream natural gas operations and Coal and Natural Resource Management operations. Accordingly, our reportable segments are as follows:

•

Eastern Midstream — Our Eastern Midstream segment is engaged in providing natural gas gathering, transportation and other related services in Pennsylvania. In addition, we own member interests in a joint venture that transports fresh water to natural gas producers.

•

Midcontinent Midstream — Our Midcontinent Midstream segment is engaged in providing natural gas processing, gathering services, and other related services. In addition, we own member interests in joint ventures that gather and transport natural gas. These processing and gathering systems are located primarily in Oklahoma and Texas.

•

Coal and Natural Resource Management — Our Coal and Natural Resource Management segment primarily involves the management and leasing of coal properties and the subsequent collection of royalties. We also earn revenues from other land management activities, such as selling standing timber, leasing coal-related infrastructure facilities and collecting oil and gas royalties.

The following table presents a summary of certain financial information relating to our segments as of and for the years ended December 31, 2011, 2010 and 2009:

	Eastern Midstream	Midcontinent Midstream(1)	Coal and natural resource management(2)	Corporate and other	Consolidated
For the year ended December 31, 2011
Revenues	$26,170	$944,852	$188,953	$—	$1,159,975
Cost of midstream gas purchased	—	817,937	—	—	817,937
Operating costs and expenses	2,737	60,505	35,849	—	99,091
Depreciation, depletion & amortization	4,243	47,956	37,177	—	89,376

Operating income	$19,190	$18,454	$115,927	$—	$153,571

Interest expense					(44,287)
Derivatives					(13,442)
Other					501

Net income					$96,343

Additions to property and equipment	$120,310	$121,789	$134,503	$—	$376,602

For the year ended December 31, 2010
Revenues	$625	$711,023	$152,488	$—	$864,136
Cost of midstream gas purchased	—	577,813	—	—	577,813
Operating costs and expenses	212	55,829	28,483	4,314	88,838
Depreciation, depletion & amortization	384	44,643	30,873	—	75,900

Operating income (loss)	$29	$32,738	$93,132	$(4,314)	$121,585

Interest expense					(35,591)
Derivatives					(22,493)
Other					686

Net income					$64,187

Additions to property and equipment	$39,090	$59,275	$25,751		$124,116

For the year ended December 31, 2009
Revenues	$—	$512,104	$144,600	$—	$656,704
Cost of midstream gas purchased	—	406,583	—	—	406,583
Operating costs and expenses	—	45,842	24,231	2,377	72,450
Impairments	—	—	1,511	—	1,511
Depreciation, depletion & amortization	—	38,905	31,330	—	70,235

Operating income (loss)	$—	$20,774	$87,528	$(2,377)	$105,925

Interest expense					(24,653)
Derivatives					(19,714)
Other					1,353

Net income					$62,911

Additions to property and equipment	$—	$78,425	$2,252	$—	$80,677

	Total assets at December 31,
	2011	2010	2009
Eastern Midstream	$174,444	$49,629	$—
Midcontinent Midstream (3)	736,351	662,313	633,802
Coal and natural resource management (4)	683,197	585,559	574,258
Corporate and other	—	6,704	11,003

Totals	$1,593,992	$1,304,205	$1,219,063

(1)	Our Midcontinent Midstream segment’s revenues for the years ended December 31, 2011, 2010 and 2009 include $2.5 million, $6.0 million and $5.3 million of equity earnings related to our 25% member interest in Thunder Creek. See Note 8, “Equity Investments” for a further description of this segment’s equity investment.
(2)	Our Coal and Natural Resource Management segment’s revenues for the years ended December 31, 2011, 2010 and 2009 include $2.3 million, $2.0 million and $1.7 million of equity earnings related to our 50% interest in Coal Handling Solutions LLC. See Note 8, “Equity Investments” for a further description.
(3)	Total assets at December 31, 2011, 2010 and 2009 for the Midcontinent Midstream segment included equity investment of $53.1 million, $58.8 million and $59.8 million related to our 25% member interest in Thunder Creek. See Note 8, “Equity Investments” for a further description.
(4)	Total assets at December 31, 2011, 2010 and 2009 for the Coal and Natural Resource Management segment included equity investment of $16.3 million, $19.0 million and $21.0 million related to our 50% interest in Coal Handling Solutions LLC. See Note 8, “Equity Investments” for a further description.

Operating income is equal to total revenues less cost of midstream gas purchased, operating costs and expenses and DD&A expense. Operating income does not include interest expense, certain other income items and derivatives. Identifiable assets are those assets used in our operations in each segment.

For the year ended December 31, 2011, four customers of our Midcontinent Midstream natural gas segment accounted for $458.8 million, or 40%, of our total consolidated net revenues. These customer concentrations may impact our results of operations, either positively or negatively, in that these counterparties may be similarly affected by changes in economic or other conditions. We are not aware of any financial difficulties experienced by these customers.

For the year ended December 31, 2010, two of our Midcontinent Midstream natural gas segment customers accounted for $219.6 million, or 25%, of our total consolidated net revenues. For the year ended December 31, 2009, two customers of our Midcontinent Midstream natural gas segment accounted for approximately $184.9 million, or 28%, of our total consolidated net revenues.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events

18. Subsequent Events

Chief Acquisition

On April 9, 2012, we entered into a membership interest purchase and sale agreement (“Purchase Agreement”) to acquire Chief Gathering LLC (“Chief Gathering”) from Chief E&D Holdings LP (“Chief Holdings”) for a base purchase price of $1.0 billion, payable in a combination of $800 million in cash and $200 million in a new class of limited partner interests in us (“Special Units”) subject to adjustment as provided in the Purchase Agreement. The Special Units are substantially similar to our common units, except that the Special Units, to be issued to Chief Holdings, will neither pay nor accrue distributions for six consecutive quarterly distributions commencing with the first quarterly distribution whose record date occurs after the date of the closing of the Purchase Agreement.

Chief Gathering owns and operates six natural gas gathering systems serving over 300,000 dedicated acres in the Marcellus Shale, located in the north central Pennsylvania counties of Lycoming, Bradford, Susquehanna, Sullivan, Wyoming and Greene and in Preston County, West Virginia. This transaction, when closed, will result in a major expansion of PVR’s pipeline systems in the Marcellus Shale region.

On April 9, 2012, we entered into (i) a Class B unit purchase agreement with Riverstone V PVR Holdings, L.P. and Riverstone Global Energy and Power Fund V (FT), L.P. (the “Riverstone Investor”) to sell $400.0 million of Class B Units, representing a new class of limited partner interests in us (the “Class B Units”), in a private placement to the Riverstone Investor, and (ii) a common unit purchase agreement with the purchasers named therein to sell $180.0 million of our common units in a private placement to such purchasers (the “PIPE Transaction”). We will use the proceeds from the sale of the Class B Units and the common units in the PIPE Transaction to fund a portion of the cash purchase price for the Chief acquisition.

On May 17, 2012 the Chief Acquisition was completed with us paying $850.0 million in cash and $191.3 million of preliminary fair value Special Units. The acquisition was accounted for using the purchase method of accounting. Under the purchase method of accounting, the total purchase price has been allocated to the current assets and liabilities and the tangible, intangible and goodwill assets acquired. The purchase price allocation for the Chief Acquisition is preliminary and has not been finalized. We need to complete certain post-closing adjustments with the seller and the appraisal of the assets acquired. Fair values have been developed using recognized business valuation techniques and are subject to change pending final valuation analysis.

Amendment to Revolver

In connection with the Chief acquisition, we, together with our wholly owned subsidiary, PVR Finco LLC, and certain of our other affiliates, entered into an amendment to the Revolver, or the Revolver Amendment, certain provisions of which were effective on April 23, 2012 and certain provisions of which were effective upon the consummation of the Chief acquisition to, among other things, to allow for certain modifications to facilitate the Chief acquisition. Specifically, the Revolver Amendment modifies certain covenants in our Revolver, including, but not limited to, covenants relating to permitted indebtedness, permitted liens and certain financial covenants, in order to permit us to obtain a bridge loan commitment and to incur other indebtedness in order to finance the Chief acquisition.

Bridge Loan

In April 2012, in connection with the proposed Chief Acquisition, we obtained a commitment from commercial banks for senior unsecured bridge loans in an aggregate amount up to $220 million (the “Bridge Loans”). The commitment expired in May 2012 upon issuance of the 8.375% Senior Notes.

Senior Notes

On May, 17, 2012, we completed the issuance of $600 million of senior notes in a private placement. These notes were priced at 100% of the principal amount and bear interest at a rate of 8.375% per year, due June 1, 2020. They are fully and unconditionally guaranteed by PVR’s existing and future domestic restricted subsidiaries, subject to certain exceptions. Approximately $250 million of the proceeds from the senior notes offering was used in connection with the financing of the Chief Acquisition, and the remainder was used to pay down a portion of the outstanding borrowings under PVR’s Revolver.

Sale of Crossroads System

On July 3, 2012, we completed the sale of our Crossroads natural gas gathering system and processing plant (the “Crossroads Sale”) for cash proceeds of $63 million. The Crossroads system, located in the Midcontinent Midstream segment in the southeastern portion of Harrison County in east Texas, includes approximately eight miles of gas gathering pipeline, an 80 MMcfd cryogenic processing plant, approximately 20 miles of NGL pipeline, and a 50% ownership in an approximately 11-mile gas pipeline.

Supplemental Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Supplemental Quarterly Financial Information (Unaudited)

Supplemental Quarterly Financial Information (Unaudited, in thousands except per unit data)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Revenues	$253,527	$310,322	$308,352	$287,774
Operating income	$37,985	$43,177	$37,575	$34,834
Net income	$7,511	$35,658	$35,857	$17,317
Basic and diluted net income per limited partner unit (1)	$0.17	$0.50	$0.50	$0.23
Weighted average number of units outstanding, basic and diluted	46,426	71,176	71,197	76,207

2010
Revenues	$206,478	$189,432	$222,829	$245,397
Operating income	$26,758	$23,710	$31,693	$39,424
Net income	$13,682	$22,106	$10,145	$18,254
Basic and diluted net income per limited partner unit (1)	$0.22	$0.30	$0.19	$0.26
Weighted average number of units outstanding, basic and diluted	38,293	38,293	38,293	38,293

(1)	The sum of the quarters may not equal the total of the respective year’s net income per limited partner unit due to applying the two-class method of calculating net income per limited partner unit.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Use of Estimates

Use of Estimates

Preparation of our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in our consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment consist of our ownership in coal fee mineral interests, our royalty interest in oil and natural gas wells, forestlands, processing facilities, gathering systems, compressor stations and related equipment. Property, plant and equipment are carried at cost and include expenditures for additions and improvements, such as roads and land improvements, which increase the productive lives of existing assets. Maintenance and repair costs are charged to expense as incurred. Renewals and betterments, which extend the useful life of the properties, are capitalized. We compute depreciation and amortization of property, plant and equipment using the straight-line balance and accelerated methods over the estimated useful life of each asset as follows:

Useful Life
Gathering systems	7 – 20 years
Compressor stations	3 – 15 years
Processing plants	15 years
Other property and equipment	3 – 20 years

Coal properties are depleted on an area-by-area basis at a rate based on the cost of the mineral properties and the number of tons of estimated proven and probable coal reserves contained therein. Proven and probable coal reserves have been estimated by our own geologists and outside consultants. Our estimates of coal reserves are updated periodically and may result in adjustments to coal reserves and depletion rates that are recognized prospectively. From time to time, we carry out core-hole drilling activities on our coal properties in order to ascertain the quality and quantity of the coal contained in those properties. These core-hole drilling activities are expensed as incurred. We deplete timber using a methodology consistent with the units-of-production method, which is based on the quantity of timber harvested. We determine depletion of oil and gas royalty interests by the units-of-production method and these amounts could change with revisions to estimated proved recoverable reserves. When we retire or sell an asset, we remove its cost and related accumulated depreciation and amortization from our consolidated balance sheet. Upon sale, we record the difference between the net book value, net of any assumed asset retirement obligation (“ARO”), and proceeds from disposition as a gain or loss.

Intangible assets are primarily associated with assumed contracts, customer relationships and rights-of-way. These intangible assets are amortized on an accelerated or straight-line basis over periods of up to 20 years, the period in which benefits are derived from the contracts, customer relationships and rights-of-way, and are reviewed for impairment along with their associated property, plant and equipment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable.

Asset Retirement Obligations

Asset Retirement Obligations

We recognize the fair value of a liability for an asset retirement obligation (“ARO”) in the period in which it is incurred. The determination of fair value is based upon regional market and specific facility type information. The associated asset retirement costs are capitalized as part of the carrying cost of the asset. The long-lived assets for which our AROs are recorded include compressor stations, gathering systems and coal processing plants. The amount of an ARO and the costs capitalized represent the estimated future cost to satisfy the abandonment obligation using current prices that are escalated by an assumed inflation factor after discounting the future cost back to the date that the abandonment obligation was incurred using a rate commensurate with the risk, which approximates our cost of funds. After recording these amounts, the ARO is accreted to its future estimated value using the same assumed rate, and the additional capitalized costs are depreciated over the productive life of the assets. Both the accretion and the depreciation are included in depreciation, depletion and amortization (“DD&A”) expense on our consolidated statements of income.

In connection with our natural gas midstream assets, we are obligated under federal regulations to perform limited procedures around the abandonment of pipelines. In some cases, we are unable to reasonably determine the fair value of such ARO because the settlement dates, or ranges thereof, are indeterminable. An ARO will be recorded in the period in which we can reasonably determine the settlement dates.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We review long-lived assets to be held and used, including related intangible assets, whenever events or circumstances indicate that the carrying value of those assets may not be recoverable. We recognize an impairment loss when the carrying amount of an asset exceeds the sum of the undiscounted estimated future cash flows. In this circumstance, we recognize an impairment loss equal to the difference between the carrying value and the fair value of the asset. Fair value is estimated to be the present value of future net cash flows from the asset, discounted using a rate commensurate with the risk and remaining life of the asset.

The Eastern Midstream and Midcontinent segments and Coal and Natural Resource Management segment have completed a number of acquisitions in recent years. In conjunction with our accounting for these acquisitions, it was necessary for us to estimate the values of the assets acquired and liabilities assumed, which involved the use of various assumptions. The most significant assumptions, and the ones requiring the most judgment, involve the estimated fair values of property, plant and equipment, intangibles and the resulting amount of goodwill, if any. Changes in operations, further decreases in commodity prices, changes in the business environment or further deteriorations of market conditions could substantially alter management’s assumptions and could result in lower estimates of values of acquired assets or of future cash flows. If these events occur, it is reasonably possible that we could incur a significant impairment loss.

Equity Investments

Equity Investments

We use the equity method of accounting to account for our member interest in various joint ventures, recording the initial investment at cost. Subsequently, the carrying amounts of the investments are increased to reflect our share of income of the investees and capital contributions, and are reduced to reflect our share of losses of the investees or distributions received from the investees as the joint ventures report them. Our share of earnings or losses from these joint ventures is included in other revenues on the consolidated statements of income. Other revenues also include amortization of the amount of the equity investments that exceed our portion of the underlying equity in net assets. We record this amortization over the life of the contracts acquired, ranging from 12 to 15 years.

Debt Issuance Costs	Debt Issuance Costs Debt issuance costs relating to long-term debt have been capitalized and are being amortized and recorded as interest expense over the term of the related debt instrument.
Long-Term Prepaid Minimums

Long-Term Prepaid Minimums

We lease a portion of our reserves from third parties that require monthly or annual minimum rental payments. The prepaid minimums are recoupable from future production and are deferred and charged to coal royalties expense as the coal is subsequently produced. We evaluate the recoverability of the prepaid minimums on a periodic basis; consequently, any prepaid minimums that cannot be recouped are charged to coal royalties expense.

Environmental Liabilities

Environmental Liabilities

Other liabilities include accruals for environmental liabilities that we either assumed in connection with certain acquisitions or recorded in operating expenses when it became probable that a liability had been incurred and the amount of that liability could be reasonably estimated.

Concentration of Credit Risk

Concentration of Credit Risk

Approximately 41% of our Midcontinent Midstream segment’s accounts receivable and 33% of our consolidated accounts receivable at December 31, 2011 related to four Midcontinent Midstream customers. As of December 31, 2011, no receivables were collateralized, and we had recorded a $0.3 million allowance for doubtful accounts primarily in the Midcontinent Midstream segment. No significant uncertainties related to the collectability of amounts owed to us exist in regard to these natural gas midstream customers. These customer concentrations increase our exposure to credit risk on our receivables, since the financial insolvency of these customers could have a significant impact on our results of operations.

Revenues

Revenues

Natural Gas Midstream Revenues. We recognize revenues from the sale of natural gas liquids (“NGLs”) and residue gas when we sell the NGLs and residue gas produced at our gas processing plants. We recognize gathering and transportation revenues based upon actual volumes delivered. Due to the time needed to gather information from various purchasers and measurement locations and then calculate volumes delivered, the collection of natural gas midstream revenues may take up to 30 days following the month of production. Therefore, we make accruals for revenues and accounts receivable and the related cost of midstream gas purchased and accounts payable based on estimates of natural gas purchased and NGLs and residue gas sold. We record any differences, which historically have not been significant, between the actual amounts ultimately received or paid and the original estimates in the period they become finalized.

Coal Royalties Revenues and Deferred Income. We recognize coal royalties revenues on the basis of tons of coal sold by our lessees and the corresponding revenues from those sales. Since we do not operate any coal mines, we do not have access to actual production and revenues information until approximately 30 days following the month of production. Therefore, our financial results include estimated revenues and accounts receivable for the month of production. We record any differences, which historically have not been significant, between the actual amounts ultimately received or paid and the original estimates in the period they become finalized. Most of our lessees must make minimum monthly or annual payments that are generally recoupable over certain time periods. These minimum payments are recorded as deferred income. If the lessee recoups a minimum payment through production, the deferred income attributable to the minimum payment is recognized as coal royalties revenues. If a lessee fails to meet its minimum production for certain pre-determined time periods, the deferred income attributable to the minimum payment is recognized as minimum rental revenues, which is a component of other revenues on our consolidated statements of income. Other liabilities on the balance sheet also include deferred unearned income from a coal services facility lease, which is recognized as other income as it is earned.

Derivative Instruments

Derivative Instruments

From time to time, we enter into derivative financial instruments to mitigate our exposure to natural gas, crude oil and NGL price volatility. The derivative financial instruments, which are placed with financial institutions that we believe are acceptable credit risks, take the form of collars and swaps. All derivative financial instruments are recognized in our consolidated financial statements at fair value. The fair values of our derivative instruments are determined based on discounted cash flows derived from quoted forward prices. All derivative transactions are subject to our risk management policy, which has been reviewed and approved by the board of directors of our general partner. We do not use hedge accounting for commodity derivatives; thus, the open positions are recorded at fair value with the change in value recorded to earnings.

Because we do not use hedge accounting for our commodity derivatives, we recognize changes in fair value in earnings currently in the derivatives line on the consolidated statements of income. We have experienced and could continue to experience significant changes in the estimate of unrealized derivative gains or losses recognized due to fluctuations in the value of these commodity derivative contracts. The discontinuation of hedge accounting has no impact on our reported cash flows, although our results of operations are affected by the volatility of mark-to-market gains and losses and changes in fair value, which fluctuate with changes in natural gas, crude oil and NGL prices. These fluctuations could be significant in a volatile pricing environment.

We have also entered into interest rate swaps agreements (the “Interest Rate Swaps”) to mitigate our exposure to debt interest expense. During the first quarter of 2009, we discontinued hedge accounting for all of the Interest Rate Swaps. Accordingly, subsequent fair value gains and losses for the Interest Rate Swaps are recognized in the derivatives line item on our consolidated statements of income. During the year ended December 31, 2011, we reclassified a total net loss of $0.3 million from accumulated other comprehensive income (“AOCI”) to earnings related the Interest Rate Swaps. At December 31, 2011, a $0.7 million gain remained in AOCI and will be recognized in the Derivatives line as the Interest Rate Swaps settle.

Income Taxes

Income Taxes

As a partnership, we are not subject to federal income tax. The taxable income and losses of the Partnership are includable in the federal and state income tax returns of our partners. Net income for financial statement purposes may differ significantly from taxable income reportable to partners as a result of differences between the tax bases and financial reporting bases of assets and liabilities and the taxable income allocation requirements under our partnership agreement.

Net Income per Limited Partner Unit

Net Income per Limited Partner Unit

We are required to allocate earnings or losses for a reporting period to our limited partners and the participating securities using the two-class method to compute earnings per unit. Under this method, our net income (or loss) for a reporting period is reduced (or increased) by the amount that has been or will be distributed to our participating security holders. Unvested unit-based payment awards that contain non-forfeitable rights to distributions or distribution equivalents are participating securities and, therefore, are included in the computation of net income allocable to limited partners pursuant to the two-class method of computing earnings per unit. Thus, our securities consist of publicly traded common units held by limited partners and participating securities as a result of unit-based compensation. During 2011 and 2010, service based and performance based phantom units were granted to employees. We have determined that our unvested service based phantom unit awards contain non-forfeitable rights to distributions and, therefore, are participating securities.

Basic and diluted net income per limited partner unit is computed by dividing net income allocable to limited partners by the weighted average number of limited partner units outstanding during the period. Diluted net income per limited partner unit is computed by dividing net income allocable to limited partners by the weighted average number of limited partner units outstanding during the period and, when dilutive, phantom units.

Unit-Based Compensation

Unit-Based Compensation

Our long-term incentive plan permits the grant of awards to directors and employees of our general partner and employees of its affiliates who perform services for us. Awards under our long-term incentive plan can be in the form of common units, restricted units, unit options, phantom units and deferred common units. Our long-term incentive plan is administered by the compensation and benefits committee of our general partner’s board of directors. We recognize compensation expense over the vesting period of the awards.

Authoritative accounting literature establishes standards for transactions in which an entity exchanges its equity instruments for goods and services. This standard requires us to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. See Note 14, “Unit-Based Payments,” for a more detailed description of our long-term incentive plan.

Loss on Issuance of Subsidiary Units

Loss on Issuance of Subsidiary Units

Prior to the Merger, PVG accounted for PVR equity issuances as sales of noncontrolling interests. For each PVR equity issuance, PVG calculated a gain or loss in accordance with accounting standards for sales of stock by a subsidiary. These standards provide guidance on accounting for the effect of issuances of a subsidiary’s stock on the parent’s investment in that subsidiary. In some situations, these standards allow registrants to elect an accounting policy of recording gains or losses on issuances of stock by a subsidiary either in income or as a capital transaction. Accordingly, we elected to record these gains and losses directly to partners’ capital.

Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Reconciliation Of Net Income

	Year Ended December 31,
	2010	2009
Net income, as previously reported	$68,458	$65,215
Adjustments:
General and administrative expense (a)	(4,314)	(2,377)
Interest income	43	73

Net income	$64,187	$62,911

(a)	PVG incurred general and administrative expenses primarily related to audit fees, board of director fees, insurance and SEC filing expenses.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Useful Life Of Property, Plant And Equipment

Useful Life
Gathering systems	7 – 20 years
Compressor stations	3 – 15 years
Processing plants	15 years
Other property and equipment	3 – 20 years

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Purchase Price Allocations Based Upon Acquisition Date Fair Values

Fair value of assets acquired and liabilities assumed:
Coal mineral interests	$94,410
Oil and gas interests	2,857
Land	449
Support equipment	60
Deferred income	(2,018)
Other liabilities	(42)

Fair value of assets acquired and liabilities assumed	$95,716

Schedule Of Pro Forma Financial Information

	Years Ended December 31,
	2011	2010
Revenues	$1,160,828	$875,367
Net income attributable to PVR	$97,170	$39,259
Net income per limited partner unit, basic and diluted	$1.45	$1.03

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Nonfinancial Assets And Liabilities Measured At Fair Value On Nonrecurring Basis

		Fair Value Measurements during 2011, Using
Description	Fair Value Measurements at Acquisition Date	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Middle Fork assets (1)	$97,776	$—	$—	$97,776
Middle Fork liabilities (1)	(2,060)	—	—	(2,060)
Other acquisitions, net (2)	50,787	—	—	50,787

Total	$146,503	$—	$—	$146,503

		Fair Value Measurements during 2010, Using
Description	Fair Value Measurements at Acquisition Date	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Northern Appalachia coal reserves	$9,765	$—	$—	$9,765
Northern Appalachia contingent liability	(2,765)	—	—	(2,765)
Other acquisitions, net (2)	17,876	—	—	17,876

Total	$24,876	$—	$—	$24,876

(1)	The Middle Fork assets and liabilities were acquired on January 25, 2011. A portion of the purchase price allocation, $0.5 million, was paid in 2010 as an escrow payment.
(2)	Other acquisitions were completed during the year and include both the assets acquired and liabilities assumed.

Schedule Of Nonfinancial Assets And Liabilities Measured At Fair Value On Recurring Basis

		Fair Value Measurements at December 31, 2011, Using
Description	Fair Value Measurements at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities – current	$(1,433)	$—	$(1,433)	$—
Commodity derivative liabilities – current	(10,609)	—	(10,609)	—

Total	$(12,042)	$—	$(12,042)	$—

		Fair Value Measurements at December 31, 2010, Using
Description	Fair Value Measurements at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities – current	$(7,647)	$—	$(7,647)	$—
Interest rate swap liabilities – noncurrent	(1,037)	—	(1,037)	—
Commodity derivative liabilities – current	(11,869)	—	(11,869)	—
Commodity derivative liabilities – noncurrent	(4,070)	—	(4,070)	—

Total	$(24,623)	$—	$(24,623)	$—

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Positions For Commodities Related To Natural Gas Midstream Revenues And Cost Of Midstream Gas Purchased

	Average Volume Per Day		Swap Price		Weighted Average Price		Fair Value at December 31, 2011
					Put	Call
NGL – natural gasoline collar	(gallons	)			(per gallon)
First quarter 2012 through fourth quarter 2012	54,000				$1.75	$2.02	$(4,767)

Crude oil swap	(barrels	)	(per barrel	)
First quarter 2012 through fourth quarter 2012	600		$88.62				(2,201)

Natural gas purchase swap	(MMBtu	)	(MMBtu	)
First quarter 2012 through fourth quarter 2012	4,000		$5.195				(2,829)

Settlements to be paid in subsequent period							(812)

Schedule Of Positions For Interest Rate Swap

	Notional Amounts (in millions)	Swap Interest Rates (1)		Fair Value at December 31, 2011
Term		Pay	Receive
January 2012 – December 2012	$100.0	2.09%	LIBOR	$(1,433)

(1)	References to LIBOR represent the 3-month rate.

Effects Of Derivative Activities And Location Of Gains And Losses On Income Statement

	Location of gain (loss) on derivatives recognized in income	Year Ended December 31,
		2011	2010	2009
Derivatives not designated as hedging instruments:
Interest rate contracts (1)	Interest expense	—	(1,090)	(3,356)
Interest rate contracts	Derivatives	(851)	(7,930)	(4,306)
Commodity contracts	Derivatives	(12,591)	(14,563)	(15,408)

Total decrease in net income resulting from derivatives		$(13,442)	$(23,583)	$(23,070)

Realized and unrealized derivative impact:
Cash received (paid) for commodity and interest rate contract settlements	Derivatives	$(25,688)	$(10,075)	$3,000
Cash paid for interest rate contract settlements	Interest expense	—	—	(370)
Unrealized derivative losses (2)		12,246	(13,508)	(25,700)

Total decrease in net income resulting from derivatives		$(13,442)	$(23,583)	$(23,070)

(1)	This represents Interest Rate Swap amounts reclassified out of AOCI and into earnings. During 2008 and 2009 we discontinued hedge accounting for various Interest Rate Swaps at different times. By the first quarter of 2009 we discontinued hedge accounting for the remaining Interest Rate Swaps. During 2009 we reclassified $0.4 million out of AOCI relating to actual hedge settlements accounted for under hedge accounting. During 2011, 2010 and 2009 we reclassified $0.3 million, $1.8 million and $3.0 million for remaining AOCI that have been reclassified into earnings in the same period or periods relating to Interest Rate Swaps not designated for hedge accounting.
(2)	This activity represents unrealized gains in the natural gas midstream, cost of midstream gas purchased, interest expense and derivatives lines on our consolidated statements of income.

Summary Of Fair Value Of Derivative Instruments

		Fair Values as of December 31, 2011		Fair Values as of December 31, 2010
	Balance Sheet Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Derivatives not designated as hedging instruments:
Interest rate contracts	Derivative assets/liabilities – current	$—	$1,433	$—	$7,647
Interest rate contracts	Derivative assets/liabilities – noncurrent	—	—	—	1,037
Commodity contracts	Derivative assets/liabilities – current	—	10,609	—	11,869
Commodity contracts	Derivative assets/liabilities – noncurrent	—	—	—	4,070

Total derivatives not designated as hedging instruments		$—	$12,042	$—	$24,623

Total fair value of derivative instruments		$—	$12,042	$—	$24,623

Schedule Of Effect Of Interest Rate Swap On Total Interest Expense

	Year Ended December 31,
Source	2011	2010	2009
Interest on Revolver	$(15,352)	$(11,614)	$(16,546)
Interest on Senior Notes	(24,750)	(16,706)	—
Debt issuance costs	(5,779)	(5,278)	(4,392)
Bank fees	(1,748)	(1,294)	(585)
Interest rate swaps	—	(1,090)	(3,356)
Capitalized interest (1)	3,342	391	226

Total interest expense	$(44,287)	$(35,591)	$(24,653)

(1)	Capitalized interest primarily relates to the construction efforts on the Marcellus Shale and Panhandle systems.

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Property And Equipment

	As of December 31,
	2011	2010
Coal properties	$634,312	$506,235
Timber	88,447	87,699
Oil and gas royalties	39,981	36,937
Coal services equipment	35,409	35,310
Gathering systems	495,732	370,100
Compressor stations	116,454	77,909
Processing plants	68,237	61,665
Land	25,539	20,743
Other property, plant and equipment	10,841	9,730
Construction in progress	174,304	88,899

Total property, plant and equipment	1,689,256	1,295,227
Accumulated depreciation, depletion and amortization	(406,959)	(324,181)

Net property, plant and equipment	$1,282,297	$971,046

Equity Investments (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Summarized Financial Information Of Unconsolidated Equity Investments

	November 30, 2011	November 30, 2010
Current assets	$22,171	$42,297
Noncurrent assets	$217,803	$204,620
Current liabilities	$12,736	$8,187
Noncurrent liabilities	$2,571	$5,108

	Twelve Months Ended November 30,
	2011	2010
Revenues	$58,190	$69,893
Expenses	$35,767	$33,528
Net income	$22,423	$36,365

Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Net Intangible Assets

	As of December 31,
	2011	2010
Contracts and customer relationships	$104,700	$104,700
Rights-of-way	4,552	4,552

Total intangible assets	109,252	109,252
Accumulated amortization	(38,587)	(32,302)

Intangible assets, net	$70,665	$76,950

Summary Of Estimated Aggregate Amortization Expenses For Futures Years

Year	Amortization Expense
2012	5,718
2013	5,499
2014	5,346
2015	5,233
2016	5,127
Thereafter	43,742

Total	$70,665

Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Asset Retirement Obligations

	Year Ended December 31,
	2011	2010
Balance at beginning of period	$2,172	$2,014
Liabilities incurred	—	—
Accretion expense	171	158
Revision of estimate	—	—

Balance at end of period	$2,343	$2,172

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Long-Term Debt

	As of December 31,
	2011	2010
Revolver – variable rate of 2.8% and 2.9% at December 31, 2011 and 2010	$541,000	$408,000
Senior notes – fixed rate of 8.25%	300,000	300,000

Total debt	841,000	708,000
Less: Current maturities	—	—

Total long-term debt	$841,000	$708,000

Schedule Of Future Long-Term Debt Maturities

Year	Aggregate Maturities Principal Amounts
2012	$—
2013	—
2014	—
2015	—
2016	541,000
Thereafter	300,000

Total debt, including current maturities	$841,000

Partners' Capital and Distributions (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation Of Net Income And Weighted Average Units Used In Computing Basic And Diluted Net Income Per Limited Partner Unit

	Year Ended December 31,
	2011	2010	2009
Net income	$96,343	$64,187	$62,911
Net loss (income) attributable to noncontrolling interests, pre-merger (Note 1)	664	(27,043)	(25,032)

Net income attributable to Penn Virginia Resource Partners, L.P.	$97,007	$37,144	$37,879
Adjustments:
Distributions to participating securities	(410)	—	—
Participating securities’ allocable share of net income	(300)	—	—

Net income allocable to limited partners, basic	$96,297	$37,144	$37,879

Participating securities’ allocable share of net income	300	—	—
Participating securities’ earnings reallocated to unvested securities	(300)	—	—

Net income allocable to limited partners, diluted	$96,297	$37,144	$37,879

Net income per limited partner unit, basic	$1.45	$0.97	$0.99

Net income per limited partner unit, diluted	$1.45	$0.97	$0.99

Weighted average limited partner units, basic and diluted	66,342	38,293	38,293

Schedule Of Cash Distributions To Limited Partners

	Year Ended December 31,
	2011	2010	2009
PVG limited partners	$15,239	$60,565	$59,392
PVR limited partners (1)	119,679	61,019	60,560
PVR phantom units	378	440	498

Total cash distribution paid during period	$135,296	$122,024	$120,450

(1)	PVR limited partner unit distributions represent distributions paid to public unitholders and not to units owned by PVG prior to the Merger.

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Consolidated Statements Of Income, Represents Related Party Transactions

	Year ended December 31,
	2011	2010	2009
Consolidated Statements of Income:
Natural gas midstream revenues	$—	$29,002	$76,573
Other income	$—	$787	$1,418
Cost of gas purchased	$—	$27,780	$72,529
General and administrative	$—	$1,906	$5,747

Unit-Based Payments (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Recognized Expenses

	2011	2010	2009
Restricted units	$—	$1,172	$2,453
Phantom units	3,025	6,155	1,769
Director deferred and common units	820	1,221	1,016

	$3,845	$8,548	$5,238

Summary Of Deferred Common Unit Activity

	Number of Deferred Common Units	Weighted Average Grant-Date Fair Value
Balance at January 1, 2009	63,569	$23.98
Granted and vested	35,819	$15.62

Balance at December 31, 2009	99,388	$20.97
Granted and vested	27,194	$24.00

Balance at December 31, 2010	126,582	$21.62
Granted and vested	113,400	$26.99
Converted to common units	(2,839)	$18.16

Balance at December 31, 2011	237,143	$24.23

Schedule Of Expected Life Of Phantom Units

2011
Expected volatility	54.53%
Expected life	2.6 years
Risk-free interest rate	0.83%

Summary Of Nonvested Time-Based Phantom Units

	Nonvested Phantom Units	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2011	97,733	$23.91
Granted	260,892	$29.14
Vested	(35,296)	$24.22
Forfeited	(1,609)	$27.94

Nonvested at December 31, 2011	321,720	$28.10

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure Of Minimum Rental Commitments Under Operating Leases

Year	Minimum Rental Commitments
2012	$5,161
2013	4,023
2014	3,890
2015	3,809
2016	2,841
Thereafter	6,013

Total minimum payments	$25,737

Disclosure Of Obligation For Firm Transportation Commitments

Year	Firm Transportation Commitments
2012	$16,105
2013	11,916
2014	9,431
2015	1,661
2016	—
Thereafter	—

Total firm transportation commitments	$39,113

Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Comprehensive Income

	Year Ended December 31,
	2011	2010	2009
Net income	$96,343	$64,187	$62,911
Unrealized holding losses on derivative activities	—	—	(506)
Reclassification adjustment for derivative activities	334	1,804	3,356

Comprehensive income	$96,677	$65,991	$65,761

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Segments Financial Information

	Eastern Midstream	Midcontinent Midstream(1)	Coal and natural resource management(2)	Corporate and other	Consolidated
For the year ended December 31, 2011
Revenues	$26,170	$944,852	$188,953	$—	$1,159,975
Cost of midstream gas purchased	—	817,937	—	—	817,937
Operating costs and expenses	2,737	60,505	35,849	—	99,091
Depreciation, depletion & amortization	4,243	47,956	37,177	—	89,376

Operating income	$19,190	$18,454	$115,927	$—	$153,571

Interest expense					(44,287)
Derivatives					(13,442)
Other					501

Net income					$96,343

Additions to property and equipment	$120,310	$121,789	$134,503	$—	$376,602

For the year ended December 31, 2010
Revenues	$625	$711,023	$152,488	$—	$864,136
Cost of midstream gas purchased	—	577,813	—	—	577,813
Operating costs and expenses	212	55,829	28,483	4,314	88,838
Depreciation, depletion & amortization	384	44,643	30,873	—	75,900

Operating income (loss)	$29	$32,738	$93,132	$(4,314)	$121,585

Interest expense					(35,591)
Derivatives					(22,493)
Other					686

Net income					$64,187

Additions to property and equipment	$39,090	$59,275	$25,751		$124,116

For the year ended December 31, 2009
Revenues	$—	$512,104	$144,600	$—	$656,704
Cost of midstream gas purchased	—	406,583	—	—	406,583
Operating costs and expenses	—	45,842	24,231	2,377	72,450
Impairments	—	—	1,511	—	1,511
Depreciation, depletion & amortization	—	38,905	31,330	—	70,235

Operating income (loss)	$—	$20,774	$87,528	$(2,377)	$105,925

Interest expense					(24,653)
Derivatives					(19,714)
Other					1,353

Net income					$62,911

Additions to property and equipment	$—	$78,425	$2,252	$—	$80,677

	Total assets at December 31,
	2011	2010	2009
Eastern Midstream	$174,444	$49,629	$—
Midcontinent Midstream (3)	736,351	662,313	633,802
Coal and natural resource management (4)	683,197	585,559	574,258
Corporate and other	—	6,704	11,003

Totals	$1,593,992	$1,304,205	$1,219,063

(1)	Our Midcontinent Midstream segment’s revenues for the years ended December 31, 2011, 2010 and 2009 include $2.5 million, $6.0 million and $5.3 million of equity earnings related to our 25% member interest in Thunder Creek. See Note 8, “Equity Investments” for a further description of this segment’s equity investment.
(2)	Our Coal and Natural Resource Management segment’s revenues for the years ended December 31, 2011, 2010 and 2009 include $2.3 million, $2.0 million and $1.7 million of equity earnings related to our 50% interest in Coal Handling Solutions LLC. See Note 8, “Equity Investments” for a further description.
(3)	Total assets at December 31, 2011, 2010 and 2009 for the Midcontinent Midstream segment included equity investment of $53.1 million, $58.8 million and $59.8 million related to our 25% member interest in Thunder Creek. See Note 8, “Equity Investments” for a further description.
(4)	Total assets at December 31, 2011, 2010 and 2009 for the Coal and Natural Resource Management segment included equity investment of $16.3 million, $19.0 million and $21.0 million related to our 50% interest in Coal Handling Solutions LLC. See Note 8, “Equity Investments” for a further description.

Supplemental Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Quarterly Financial Information

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Revenues	$253,527	$310,322	$308,352	$287,774
Operating income	$37,985	$43,177	$37,575	$34,834
Net income	$7,511	$35,658	$35,857	$17,317
Basic and diluted net income per limited partner unit (1)	$0.17	$0.50	$0.50	$0.23
Weighted average number of units outstanding, basic and diluted	46,426	71,176	71,197	76,207

2010
Revenues	$206,478	$189,432	$222,829	$245,397
Operating income	$26,758	$23,710	$31,693	$39,424
Net income	$13,682	$22,106	$10,145	$18,254
Basic and diluted net income per limited partner unit (1)	$0.22	$0.30	$0.19	$0.26
Weighted average number of units outstanding, basic and diluted	38,293	38,293	38,293	38,293

(1)	The sum of the quarters may not equal the total of the respective year’s net income per limited partner unit due to applying the two-class method of calculating net income per limited partner unit.

Organization And Basis Of Presentation (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Sep. 21, 2010	Dec. 31, 2011 Person Segment	Dec. 31, 2010
Organization and Basis of Presentation [Line Items]
Number of operating business segments		3
Portion of unit received by PVG's unitholders for each common unit owned	0.98
Aggregate common units received by PVG's unitholders for all outstanding common units owned	38,300,000
General partner interest	2.00%
Common units cancelled	19,600,000
Number of members on board of directors		9
Direct costs associated with merger		$ 6,620,000	$ 4,620,000
Aggregate costs associated with merger		$ 11,200,000
Limited Partners' Capital Account, Units Outstanding		79,032,669	38,293,005
Reverse unit split	0.98 to 1.0
PVR GP
Organization and Basis of Presentation [Line Items]
Number of members on board of directors		6
PVG GP
Organization and Basis of Presentation [Line Items]
Number of members on board of directors		3
Maximum
Organization and Basis of Presentation [Line Items]
Limited Partners' Capital Account, Units Outstanding	71,000,000
Minimum
Organization and Basis of Presentation [Line Items]
Limited Partners' Capital Account, Units Outstanding	52,300,000

Organization And Basis Of Presentation (Schedule Of Reconciliation Of Net Income) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Organization and Basis of Presentation [Line Items]
Net income	$ 96,343	$ 64,187		$ 62,911
General and administrative expense	(41,480)	(44,595)		(33,662)
As Previously Reported
Organization and Basis of Presentation [Line Items]
Net income		68,458		65,215
Adjustment
Organization and Basis of Presentation [Line Items]
General and administrative expense		(4,314)	[1]	(2,377)	[1]
Interest income		$ 43		$ 73

[1]	PVG incurred general and administrative expenses primarily related to audit fees, board of director fees, insurance and SEC filing expenses.

Summary Of Significant Accounting Policies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Day Year
Summary Of Significant Accounting Policies [Line Items]
Original maturity threshold for cash equivalent consideration	three months
Amortization over the life of contracts	20
Accounts receivable from four customers	33.00%
Allowance for doubtful accounts	$ 0.3
Number of days to collect midstream revenues	30
Approximate number of days before receipt of coal production information	30
Total reclassification from accumulated other comprehensive income to earnings related to IRS	0.3
Gain remained in AOCI recognized in the derivative as the IRS settle	$ 0.7
Natural Gas Midstream Segment
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable percentage from segment	41.00%
Maximum | Thunder Creek Gas Services LLC
Summary Of Significant Accounting Policies [Line Items]
Contracts acquired useful life	15
Minimum | Thunder Creek Gas Services LLC
Summary Of Significant Accounting Policies [Line Items]
Contracts acquired useful life	12

Summary Of Significant Accounting Policies (Estimated Useful Life Of Property, Plant And Equipment) (Detail)	12 Months Ended
Dec. 31, 2011 Year
Gathering Systems
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, minimum	7
Estimated useful life of asset, maximum	20
Compressor Stations
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, minimum	3
Estimated useful life of asset, maximum	15
Processing Plants
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset	15
Other Property, Plant And Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, minimum	3
Estimated useful life of asset, maximum	20

Acquisitions (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011 ton	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Acquired mineral rights and associated oil and gas royalty interests	$ 95.7
Acquired coal reserves and resources number of tons	67,700,000
Acquired assets		97.8
Assumed liabilities		2.1
Aggregate cost of all other acquisitions		$ 50.8	$ 24.9

Acquisitions (Schedule Of Purchase Price Allocations) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Coal mineral interests	$ 94,410
Oil and gas interests	2,857
Land	449
Support equipment	60
Deferred income	(2,018)
Other liabilities	(42)
Fair value of assets acquired and liabilities assumed	$ 95,716	$ 500

Acquisitions (Schedule Of Pro Forma OF Financial Information) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Revenues	$ 1,160,828	$ 875,367
Net income attributable to PVR	$ 97,170	$ 39,259
Net income per limited partner unit, basic and diluted	$ 1.45	$ 1.03

PVR Unit Offering (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Nov. 30, 2011 Limited Partner
Class of Stock [Line Items]
Limited partner's interest			7,000,000
Issuance of additional common units after underwrites exercised	1,050,000
Net proceeds from issuance of partners' capital		$ (189,164)

Fair Value Measurement (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements [Line Items]
Fair value of fixed-rate debt	$ 303,000,000
Purchase price allocation, Middle Fork	95,716,000	500,000
Aggregate cost of all other acquisitions	50,800,000	24,900,000
Purchase price allocation, coal mineral		$ 9,800,000
Purchase consideration of probability success factor	80.00%

Fair Value Measurement (Schedule Of Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	$ 146,503		$ 24,876
Purchase price allocation, Middle Fork	95,716		500
Significant Unobservable Inputs (Level 3)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	146,503		24,876
Middle Fork Assets
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	97,776	[1]
Middle Fork Assets | Significant Unobservable Inputs (Level 3)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	97,776	[1]
Middle Fork Liabilities
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	(2,060)	[1]
Middle Fork Liabilities | Significant Unobservable Inputs (Level 3)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	(2,060)	[1]
Other Acquisitions Net
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	50,787	[2]	17,876	[2]
Other Acquisitions Net | Significant Unobservable Inputs (Level 3)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	50,787	[2]	17,876	[2]
Northern Appalachia Coal Reserves
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities			9,765
Northern Appalachia Coal Reserves | Significant Unobservable Inputs (Level 3)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities			9,765
Northern Appalachia Contingent Liability
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities			(2,765)
Northern Appalachia Contingent Liability | Significant Unobservable Inputs (Level 3)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities			$ (2,765)

[1]	The Middle Fork assets and liabilities were acquired on January 25, 2011. A portion of the purchase price allocation, $0.5 million, was paid in 2010 as an escrow payment.
[2]	Other acquisitions were completed during the year and include both the assets acquired and liabilities assumed.

Fair Value Measurement (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total assets and liabilities	$ (12,042)	$ (24,623)
Fair value of current liabilities	(12,042)	(19,516)
Derivative liabilities		(5,107)
Significant Other Observable Inputs (Level 2)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total assets and liabilities	(12,042)	(24,623)
Interest Rate Swap
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of current liabilities	(1,433)	(7,647)
Derivative liabilities		(1,037)
Interest Rate Swap | Significant Other Observable Inputs (Level 2)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of current liabilities	(1,433)	(7,647)
Derivative liabilities		(1,037)
Commodity Derivative
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of current liabilities	(10,609)	(11,869)
Derivative liabilities		(4,070)
Commodity Derivative | Significant Other Observable Inputs (Level 2)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of current liabilities	(10,609)	(11,869)
Derivative liabilities		$ (4,070)

Derivative Instruments (Schedule Of Positions For Commodities Related To Natural Gas Midstream Revenues And Cost Of Midstream Gas Purchased) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Derivative [Line Items]
Fair Value	$ (1,433)
Settlements To Be Paid In Subsequent Period
Derivative [Line Items]
Fair Value	(812)
Natural Gasoline Collar | First Quarter 2012 Through Fourth Quarter 2012
Derivative [Line Items]
Average Volume Per Day	54,000
Fair Value	(4,767)
Natural Gasoline Collar | First Quarter 2012 Through Fourth Quarter 2012 | Call Option
Derivative [Line Items]
Weighted Average Price (per gallon)	2.02
Natural Gasoline Collar | First Quarter 2012 Through Fourth Quarter 2012 | Put Option
Derivative [Line Items]
Weighted Average Price (per gallon)	1.75
Crude Oil Swap | First Quarter 2012 Through Fourth Quarter 2012
Derivative [Line Items]
Average Volume Per Day	600
Swap Price	88.62
Fair Value	(2,201)
Natural Gas Purchase Swap | First Quarter 2012 Through Fourth Quarter 2012
Derivative [Line Items]
Average Volume Per Day	4,000
Swap Price	5.195
Fair Value	$ (2,829)

Derivative Instruments (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Net derivative liability	$ (12,042,000)		$ (24,623,000)
Notional amounts of interest rate swaps	100,000,000
Payment of weighted average fixed rate on notional amount	2.09%	[1]
Swap Interest Rates, Receive	LIBOR	[1]
Percentage of open positions	50.00%
Derivative gain in AOCI recognized in 2012	700,000
Gain remained in AOCI related to the interest rate swaps	700,000
Net hedging losses in the derivatives recognized	300,000
Recognized hedging losses expected	1,400,000
Derivative, Fair Value, Net	(1,433,000)
Natural Gas Midstream Segment
Derivative [Line Items]
Net derivative liability	$ 10,600,000

[1]	References to LIBOR represent the 3-month rate.

Derivative Instruments (Schedule Of Positions For Interest Rate Swap) (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Derivative [Line Items]
Notional Amounts	$ 100,000,000
Swap Interest Rates, Pay	2.09% [1]
Swap Interest Rates, Receive	LIBOR [1]
Fair Value	$ (1,433,000)

[1]	References to LIBOR represent the 3-month rate.

Derivative Instruments (Effects Of Derivative Activities And Location Of Gains And Losses On Income Statement) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	$ (13,442,000)		$ (22,493,000)		$ (19,714,000)
Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	(13,442,000)		(23,583,000)		(23,070,000)
Unrealized derivative losses	12,246,000	[1]	(13,508,000)	[1]	(25,700,000)	[1]
Amount reclassified out of AOCI relating to actual hedge settlements	300,000		1,800,000		3,000,000
Not Designated as Hedging Instrument | Interest Expense
Derivative [Line Items]
Cash received (paid) for derivatives					(370,000)
Not Designated as Hedging Instrument | Derivatives
Derivative [Line Items]
Cash received (paid) for derivatives	(25,688,000)		(10,075,000)		3,000,000
Not Designated as Hedging Instrument | Interest Rate Contract | Interest Expense
Derivative [Line Items]
Gain (loss) on derivatives recognized in income			(1,090,000)	[2]	(3,356,000)	[2]
Not Designated as Hedging Instrument | Interest Rate Contract | Derivatives
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	(851,000)		(7,930,000)		(4,306,000)
Not Designated as Hedging Instrument | Commodity Contract | Derivatives
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	(12,591,000)		(14,563,000)		(15,408,000)
Designated as Hedging Instrument
Derivative [Line Items]
Amount reclassified out of AOCI relating to actual hedge settlements					$ 400,000

[1]	This activity represents unrealized gains in the natural gas midstream, cost of midstream gas purchased, interest expense and derivatives lines on our consolidated statements of income.
[2]	This represents Interest Rate Swap amounts reclassified out of AOCI and into earnings. During 2008 and 2009 we discontinued hedge accounting for various Interest Rate Swaps at different times. By the first quarter of 2009 we discontinued hedge accounting for the remaining Interest Rate Swaps. During 2009 we reclassified $0.4 million out of AOCI relating to actual hedge settlements accounted for under hedge accounting. During 2011, 2010 and 2009 we reclassified $0.3 million, $1.8 million and $3.0 million for remaining AOCI that have been reclassified into earnings in the same period or periods relating to Interest Rate Swaps not designated for hedge accounting.

Derivative Instruments (Summary Of Fair Value Of Derivative Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Total fair value of derivative instruments, assets
Derivative liabilities - current	12,042	19,516
Derivative liabilities - noncurrent		5,107
Total fair value of derivative instruments, liabilities	12,042	24,623
Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative assets
Derivative liabilities	12,042	24,623
Not Designated as Hedging Instrument | Interest Rate Contract
Derivative [Line Items]
Derivative assets - current
Derivative assets - noncurrent
Derivative liabilities - current	1,433	7,647
Derivative liabilities - noncurrent		1,037
Not Designated as Hedging Instrument | Commodity Contract
Derivative [Line Items]
Derivative assets - current
Derivative assets - noncurrent
Derivative liabilities - current	10,609	11,869
Derivative liabilities - noncurrent		$ 4,070

Derivative Instruments (Schedule Of Effect Of Interest Rate Swap On Total Interest Expense) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative [Line Items]
Interest on Revolver	$ (15,352)		$ (11,614)		$ (16,546)
Interest on Senior Notes	(24,750)		(16,706)
Debt issuance costs	(5,779)		(5,278)		(4,392)
Bank fees	(1,748)		(1,294)		(585)
Interest rate swaps			(1,090)		(3,356)
Capitalized interest	3,342	[1]	391	[1]	226	[1]
Total interest expense	$ (44,287)		$ (35,591)		$ (24,653)

[1]	Capitalized interest primarily relates to the construction efforts on the Marcellus Shale and Panhandle systems.

Property And Equipment (Components Of Property And Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,689,256	$ 1,295,227
Accumulated depreciation, depletion and amortization	(406,959)	(324,181)
Net property, plant and equipment	1,282,297	971,046
Coal Properties
Property, Plant and Equipment [Line Items]
Property, plant and equipment	634,312	506,235
Timber
Property, Plant and Equipment [Line Items]
Property, plant and equipment	88,447	87,699
Oil And Gas Royalties
Property, Plant and Equipment [Line Items]
Property, plant and equipment	39,981	36,937
Coal Services Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	35,409	35,310
Gathering Systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment	495,732	370,100
Compressor Stations
Property, Plant and Equipment [Line Items]
Property, plant and equipment	116,454	77,909
Processing Plants
Property, Plant and Equipment [Line Items]
Property, plant and equipment	68,237	61,665
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	25,539	20,743
Other Property, Plant And Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	10,841	9,730
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 174,304	$ 88,899

Equity Investments (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011
Schedule of Equity Method Investments [Line Items]
Member interest ownership percentage				51.00%
Contribution to the joint venture	$ 5,300,000
Equity investments	81,162,000	84,327,000
Excess portion of underlying equity in net assets over equity investment	14,000,000	16,000,000
Contracts and customer relationships intangible asset estimated life, minimum (in years)	12
Contracts and customer relationships intangible asset estimated life, maximum (in years)	15
Equity earnings	5,500,000	8,700,000	7,300,000
Distributions	$ 14,000,000	$ 12,000,000	$ 4,700,000
Coal Handling Solutions Llc
Schedule of Equity Method Investments [Line Items]
Member interest ownership percentage	50.00%
Thunder Creek Gas Services LLC
Schedule of Equity Method Investments [Line Items]
Member interest ownership percentage	25.00%
Crosspoint Pipeline Llc
Schedule of Equity Method Investments [Line Items]
Member interest ownership percentage	50.00%

Equity Investments (Components Of Summarized Financial Information Of Unconsolidated Equity Investments) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010
Schedule of Equity Method Investments [Line Items]
Current assets	$ 22,171	$ 42,297
Noncurrent assets	217,803	204,620
Current liabilities	12,736	8,187
Noncurrent liabilities	2,571	5,108
Revenues	58,190	69,893
Expenses	35,767	33,528
Net income	$ 22,423	$ 36,365

Intangible Assets, Net (Schedule Of Net Intangible Assets) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 109,252,000	$ 109,252,000
Accumulated amortization	(38,587,000)	(32,302,000)
Intangible assets, net	70,665,000	76,950,000
Expected useful lives	20
Total intangible amortization expense	6,300,000	6,700,000	7,400,000
Contracts And Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	104,700,000	104,700,000
Rights Of Way
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 4,552,000	$ 4,552,000

Intangible Assets, Net (Summary Of Estimated Aggregate Amortization Expenses For Futures Years) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2012	$ 5,718
2013	5,499
2014	5,346
2015	5,233
2016	5,127
Thereafter	43,742
Total	$ 70,665

Asset Retirement Obligations (Schedule Of Asset Retirement Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Balance at beginning of period	$ 2,172	$ 2,014
Liabilities incurred
Accretion expense	171	158
Revision of estimate
Balance at end of period	$ 2,343	$ 2,172

Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2010
Debt Instrument [Line Items]
Revolver - variable rate of 2.8% and 2.9% at December 31, 2011 and 2010	$ 541,000	$ 408,000
Senior notes - fixed rate of 8.25%	300,000	300,000	300,000
Total debt	841,000	708,000
Less: Current maturities
Total long-term debt	$ 841,000	$ 708,000
Revolving Credit
Debt Instrument [Line Items]
Variable rate	2.80%	2.90%
Senior Notes
Debt Instrument [Line Items]
Debt interest rate	8.25%		8.25%

Long-Term Debt (Narrative) (Detail) (USD $)	1 Months Ended		12 Months Ended
	Apr. 19, 2011	Apr. 30, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument [Line Items]
Capitalized interest costs			$ 3,342,000	[1]	$ 391,000	[1]	$ 226,000	[1]
Secured credit agreement borrowing capacity	1,200,000,000
Debt instrument maturity period	April 19, 2016
Additional borrowings	200,000,000
Line of credit interest rate description			fluctuates based on the ratio of our total indebtedness-to-EBITDA. Interest is payable at the base rate plus an applicable margin ranging from 0.75% to 1.75% if we select the base rate indebtedness option under the Revolver or at a rate derived from LIBOR
Debt issuance costs	3,700,000		3,675,000		19,177,000		9,258,000
Indebtedness outstanding			541,000,000
Remaining borrowing capacity			459,000,000
Weighted average interest rate on borrowings			2.70%
Senior notes		300,000,000	300,000,000		300,000,000
Senior notes maturity date		April 15, 2018
Senior notes yield to maturity percentage		8.25%
Proceeds from sale of senior notes, net		292,600,000			300,000,000
Minimum
Debt Instrument [Line Items]
Secured credit agreement borrowing capacity	850,000,000
Range of interest payable at base rate plus	0.75%
Range of interest payable at LIBOR plus	1.75%
Maximum
Debt Instrument [Line Items]
Secured credit agreement borrowing capacity	1,000,000,000
Range of interest payable at base rate plus	1.75%
Range of interest payable at LIBOR plus	2.75%
Senior Notes
Debt Instrument [Line Items]
Debt issuance costs		$ 7,400,000
Debt interest rate		8.25%	8.25%

[1]	Capitalized interest primarily relates to the construction efforts on the Marcellus Shale and Panhandle systems.

Long-Term Debt (Schedule Of Future Long-Term Debt Maturities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
2012
2013
2014
2015
2016	541,000
Thereafter	300,000
Total debt	$ 841,000	$ 708,000

Partners' Capital And Distributions (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Distribution Made to Member or Limited Partner [Line Items]
Common units outstanding	79,032,669	38,293,005
Weighted average units excluded from diluted net income	37,000
Percentage of distributed of available cash	100.00%
Maximum period of cash distribution to limited partners	45 days
Quarterly payment of distribution per unit	$ 0.51

Partners' Capital And Distributions (Schedule Of Net Income Per Limited Partner Unit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Distribution Made to Member or Limited Partner [Line Items]
Net income									$ 96,343	$ 64,187	$ 62,911
Net loss (income) attributable to noncontrolling interests, pre-merger (Note 1)									664	(27,043)	(25,032)
Net income attributable to Penn Virginia Resource Partners, L.P.	17,317	35,857	35,658	7,511	18,254	10,145	22,106	13,682	97,007	37,144	37,879
Distributions to participating securities									(410)
Participating securities' allocable share of net income									(300)
Net income allocable to limited partners, basic									96,297	37,144	37,879
Participating securities' allocable share of net income									300
Participating securities' earnings reallocated to unvested securities									(300)
Net income allocable to limited partners, diluted									$ 96,297	$ 37,144	$ 37,879
Net income per limited partner unit, basic									1.45	0.97	0.99
Net income per limited partner unit, diluted									1.45	0.97	0.99
Weighted average limited partner units, basic and diluted									66,342	38,293	38,293

Partners' Capital And Distributions (Schedule Of Cash Distributions To Limited Partners) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Distribution Made to Member or Limited Partner [Line Items]
Total cash distribution paid during period	$ 135,296		$ 122,024		$ 120,450
PVG Limited Partners
Distribution Made to Member or Limited Partner [Line Items]
Total cash distribution paid during period	15,239		60,565		59,392
PVR Limited Partners
Distribution Made to Member or Limited Partner [Line Items]
Total cash distribution paid during period	119,679	[1]	61,019	[1]	60,560	[1]
PVR Phantom Units
Distribution Made to Member or Limited Partner [Line Items]
Total cash distribution paid during period	$ 378		$ 440		$ 498

[1]	PVR limited partner unit distributions represent distributions paid to public unitholders and not to units owned by PVG prior to the Merger.

Related Party Transactions (Schedule Of Consolidated Statements Of Income, Represents Related Party Transactions) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Natural gas midstream revenues	$ 29,002	$ 76,573
Other income	787	1,418
Cost of gas purchased	27,780	72,529
General and administrative	$ 1,906	$ 5,747

Unit-Based Payments (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted to employees, directors of general partner and employees of affiliated	3,000,000
Stock units vesting period	3
Common units granted at a weighted average grant-date fair value	2,176	1,448	1,871
Amount of common units granted at a weighted average grant-date fair value	$ 25.23	$ 23.41	$ 15.46
Conversion rate of deferred common units	0.98
Aggregate intrinsic value of vested deferred common units	$ 3.1
Total unrecognized compensation cost related to nonvested phantom units	6.5
Aggregate intrinsic value expected to vest	9
Weighted-average period of expected cost recognized	2
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units vesting period	3
Nonvested units, vested	36,000
Grant-date fair value of restricted units that vested		2.4	3.5
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted at a weighted average grant-date fair value	260,892
Amount of common units granted at a weighted average grant-date fair value	$ 29.14
Nonvested units, vested	35,296
Grant-date fair value of restricted units that vested	0.9	6.6	0.9
Total fair value on date of grant	$ 30.92
Time Based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units vesting period	3
Common units granted at a weighted average grant-date fair value	155,000	261,000	355,000
Amount of common units granted at a weighted average grant-date fair value	$ 29.14	$ 23.41	$ 11.59
Performance Based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted at a weighted average grant-date fair value	106,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units vested	200.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units vested	0.00%

Unit-Based Payments (Components Of Recognized Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 3,845	$ 8,548	$ 5,238
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense		1,172	2,453
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	3,025	6,155	1,769
Director Deferred And Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 820	$ 1,221	$ 1,016

Unit Based Payments (Summary Of Deferred Common Unit Activity) (Detail) (Deferred Common Unit, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Common Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Deferred Common Units, Beginning	126,582	99,388	63,569
Number of Deferred Common Units, Granted and vested	113,400	27,194	35,819
Number Of Deferred Common Units, Converted to common units	(2,839)
Number of Deferred Common Units, Ending	237,143	126,582	99,388
Weighted Average Grant-Date Fair Value, Beginning	$ 21.62	$ 20.97	$ 23.98
Weighted Average Grant-Date Fair Value, Granted and vested	$ 26.99	$ 24	$ 15.62
Weighted Average Grant-Date Fair Value, Converted to common units	$ 18.16
Weighted Average Grant-Date Fair Value, Ending	$ 24.23	$ 21.62	$ 20.97

Unit-Based Payments (Schedule Of Expected Life Of Phantom Units) (Detail)	12 Months Ended
Dec. 31, 2011 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	54.53%
Expected life	2.6
Risk-free interest rate	0.83%

Unit-Based Payments (Summary Of Nonvested Time-Based Phantom Units) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested Phantom Units, Granted	2,176	1,448	1,871
Weighted Average Grant-Date Fair Value, Granted	$ 25.23	$ 23.41	$ 15.46
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested Phantom Units, Beginning	97,733
Nonvested Phantom Units, Granted	260,892
Nonvested Phantom Units, Vested	(35,296)
Nonvested Phantom Units, Forfeited	(1,609)
Nonvested Phantom Units, Ending	321,720
Weighted Average Grant-Date Fair Value, Beginning	$ 23.91
Weighted Average Grant-Date Fair Value, Granted	$ 29.14
Weighted Average Grant-Date Fair Value, Vested	$ 24.22
Weighted Average Grant-Date Fair Value, Forfeited	$ 27.94
Weighted Average Grant-Date Fair Value, Ending	$ 28.1

Commitments And Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies [Line Items]
Operating lease rental expense	$ 10.8	$ 9.6	$ 7.5
Environmental liabilities	$ 0.8	$ 0.9

Commitments And Contingencies (Disclosure Of Minimum Rental Commitments Under Operating Leases) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies [Line Items]
2012	$ 5,161
2013	4,023
2014	3,890
2015	3,809
2016	2,841
Thereafter	6,013
Total minimum payments	$ 25,737

Commitments And Contingencies (Disclosure Of Obligation For Firm Transportation Commitments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies [Line Items]
2012	$ 16,105
2013	11,916
2014	9,431
2015	1,661
2016
Thereafter
Total firm transportation commitments	$ 39,113

Comprehensive Income (Components Of Comprehensive Income) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive Income (Loss) [Line Items]
Net income	$ 96,343,000	$ 64,187,000	$ 62,911,000
Unrealized holding losses on derivative activities			(506,000)
Reclassification adjustment for derivative activities	334,000	1,804,000	3,356,000
Comprehensive income	96,677,000	65,991,000	65,761,000
Derivative gain in AOCI recognized in 2012	$ 700,000

Segment Information (Schedule Of Segments Financial Information) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 287,774		$ 308,352	$ 310,322	$ 253,527	$ 245,397		$ 222,829	$ 189,432	$ 206,478	$ 1,159,975		$ 864,136		$ 656,704
Cost of midstream gas purchased											817,937		577,813		406,583
Operating costs and expenses											99,091		88,838		72,450
Impairments															1,511
Depreciation, depletion & amortization											89,376		75,900		70,235
Operating income	34,834		37,575	43,177	37,985	39,424		31,693	23,710	26,758	153,571		121,585		105,925
Interest expense											(44,287)		(35,591)		(24,653)
Derivatives											(13,442)		(22,493)		(19,714)
Other											501		686		1,353
Net income											96,343		64,187		62,911
Additions to property and equipment											376,602		124,116		80,677
Total assets	1,593,992					1,304,205					1,593,992		1,304,205		1,219,063
Natural Gas Eastern Midstream Segment
Segment Reporting Information [Line Items]
Revenues											26,170		625
Operating costs and expenses											2,737		212
Depreciation, depletion & amortization											4,243		384
Operating income											19,190		29
Additions to property and equipment											120,310		39,090
Total assets	174,444					49,629					174,444		49,629
Natural Gas Midcontinent Midstream Segment
Segment Reporting Information [Line Items]
Revenues											944,852	[1]	711,023	[1]	512,104	[1]
Cost of midstream gas purchased											817,937	[1]	577,813	[1]	406,583	[1]
Operating costs and expenses											60,505	[1]	55,829	[1]	45,842	[1]
Depreciation, depletion & amortization											47,956	[1]	44,643	[1]	38,905	[1]
Operating income											18,454	[1]	32,738	[1]	20,774	[1]
Additions to property and equipment											121,789	[1]	59,275	[1]	78,425	[1]
Total assets	736,351	[2]				662,313	[2]				736,351	[2]	662,313	[2]	633,802	[2]
Coal And Natural Resource Management Segment
Segment Reporting Information [Line Items]
Revenues											188,953	[3]	152,488	[3]	144,600	[3]
Operating costs and expenses											35,849	[3]	28,483	[3]	24,231	[3]
Impairments															1,511	[3]
Depreciation, depletion & amortization											37,177	[3]	30,873	[3]	31,330	[3]
Operating income											115,927	[3]	93,132	[3]	87,528	[3]
Additions to property and equipment											134,503	[3]	25,751	[3]	2,252	[3]
Total assets	683,197	[4]				585,559	[4]				683,197	[4]	585,559	[4]	574,258	[4]
Corporate and Other
Segment Reporting Information [Line Items]
Operating costs and expenses													4,314		2,377
Operating income													(4,314)		(2,377)
Total assets						$ 6,704							$ 6,704		$ 11,003

[1]	Our Midcontinent Midstream segment's revenues for the years ended December 31, 2011, 2010 and 2009 include $2.5 million, $6.0 million and $5.3 million of equity earnings related to our 25% member interest in Thunder Creek. See Note 8, "Equity Investments" for a further description of this segment's equity investment.
[2]	Total assets at December 31, 2011, 2010 and 2009 for the Midcontinent Midstream segment included equity investment of $53.1 million, $58.8 million and $59.8 million related to our 25% member interest in Thunder Creek. See Note 8, "Equity Investments" for a further description.
[3]	Our Coal and Natural Resource Management segment's revenues for the years ended December 31, 2011, 2010 and 2009 include $2.3 million, $2.0 million and $1.7 million of equity earnings related to our 50% interest in Coal Handling Solutions LLC. See Note 8, "Equity Investments" for a further description.
[4]	Total assets at December 31, 2011, 2010 and 2009 for the Coal and Natural Resource Management segment included equity investment of $16.3 million, $19.0 million and $21.0 million related to our 50% interest in Coal Handling Solutions LLC. See Note 8, "Equity Investments" for a further description.

Segment Information (Narrative) (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Equity earnings									$ 5,500,000	$ 8,700,000	$ 7,300,000
Revenues	287,774,000	308,352,000	310,322,000	253,527,000	245,397,000	222,829,000	189,432,000	206,478,000	1,159,975,000	864,136,000	656,704,000
Total Four Customers For Natural Gas Midcontinent Midstream Segment
Segment Reporting Information [Line Items]
Percentage of net sales by segment									40.00%
Revenues									458,800,000
Total Two Customers For Natural Gas Midcontinent Midstream Segment
Segment Reporting Information [Line Items]
Percentage of net sales by segment										25.00%	28.00%
Revenues										219,600,000	184,900,000
Coal And Natural Resource Management Segment | Coal Handling Solutions Llc
Segment Reporting Information [Line Items]
Equity earnings									2,300,000	2,000,000	1,700,000
Equity ownership percentage	50.00%				50.00%				50.00%	50.00%	50.00%
Equity assets	16,300,000				19,000,000				16,300,000	19,000,000	21,000,000
Natural Gas Midcontinent Midstream Segment | Thunder Creek Gas Services LLC
Segment Reporting Information [Line Items]
Equity earnings									2,500,000	6,000,000	5,300,000
Equity ownership percentage	25.00%				25.00%				25.00%	25.00%	25.00%
Equity assets	$ 53,100,000				$ 58,800,000				$ 53,100,000	$ 58,800,000	$ 59,800,000

Subsequent Events (Narrative) (Detail) (USD $)	Apr. 19, 2011	Apr. 09, 2012 Acquisition Segment acre	May 17, 2012 Acquisition	Apr. 30, 2012 Acquisition Bridge Loans	May 17, 2012 Acquisition Senior Notes	May 31, 2012 Acquisition Senior Notes	May 17, 2012 Private Placement Senior Notes	Jul. 03, 2012 Crossroads Natural Gas Gathering System mi MMcf	Jul. 03, 2012 Crossroads Natural Gas Gathering System Natural Gas Liquids Reserves [Member] mi
Subsequent Event [Line Items]
Purchase price payable		$ 1,000,000,000
Cash consideration paid for Chief		800,000,000	850,000,000
Purchase price payable, new class of limited partners		200,000,000	191,300,000
Number of natural gas gathering systems own and operate		300,000
Measurement of area served		6
Value of agreement to sell limited partners unit		400,000,000
Value of agreement to sell common units		180,000,000
Borrowing, maximum amount	1,200,000,000			220,000,000
Debt maturity date				Aug 9, 2012			Jun 1, 2020
Debt interest rate						8.38%	8.38%
Issuance of senior notes							600,000,000
Percentage of notes principal amount							100.00%
Proceeds from issuance of senior notes					250,000,000
Sale of Crossroads natural gas								$ 63,000,000
Gas pipeline								8	20
Cryogenic processing plant capacity								80
Ownership in an approximately 11-mile gas pipeline								50.00%
Length of gas pipeline								11

Supplemental Quarterly Financial Information (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Revenues	$ 287,774		$ 308,352		$ 310,322		$ 253,527		$ 245,397		$ 222,829		$ 189,432		$ 206,478		$ 1,159,975	$ 864,136	$ 656,704
Operating income	34,834		37,575		43,177		37,985		39,424		31,693		23,710		26,758		153,571	121,585	105,925
Net income	$ 17,317		$ 35,857		$ 35,658		$ 7,511		$ 18,254		$ 10,145		$ 22,106		$ 13,682		$ 97,007	$ 37,144	$ 37,879
Basic and diluted net income per limited partner unit	$ 0.23	[1]	$ 0.5	[1]	$ 0.5	[1]	$ 0.17	[1]	$ 0.26	[1]	$ 0.19	[1]	$ 0.3	[1]	$ 0.22	[1]
Weighted average number of units outstanding, basic and diluted	76,207		71,197		71,176		46,426		38,293		38,293		38,293		38,293		76,207	38,293

[1]	The sum of the quarters may not equal the total of the respective year's net income per limited partner unit due to applying the two-class method of calculating net income per limited partner unit.